UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

The TARGET Portfolio Trust®

Semiannual Report

June 30, 2005

TARGET

A STRUCTURED AND PERSONALIZED INVESTMENT PROGRAM

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust’s portfolios’ securities are for the period covered by this report and are subject to change thereafter.

Dear TARGET Shareholder:

August 15, 2005

We hope that you find the semiannual report for The TARGET Portfolio Trust informative and useful. Today many investors may be asking where they can find new growth opportunities. We believe that as a TARGET shareholder, you are uniquely positioned for domestic and global growth opportunities because you already have a strategic investment plan in place.

The TARGET program’s structured and professional approach to investing helps you “tune out” the noise of current market developments and allows you to concentrate on what’s really important—your long-term goals. It starts with a personal plan that you and your financial professional construct based on your reasons for investing, the time you have to reach your goals, and the level of risk you are willing to assume. Your financial professional can work closely with you to develop an appropriate asset allocation and select the corresponding TARGET portfolio for each asset class in your investment plan. The managers for each portfolio are carefully chosen, are monitored by our team of experienced investment management analysts, and are among the leading institutional money managers available.

Your TARGET program also evolves with your changing needs. Your financial professional can help you track your plan’s progress, stay informed of important developments, and assist you in determining whether you need to modify your portfolio. In these ways and more, the TARGET program seeks to make your investment goals a reality.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%.

Equity Portfolios for periods ended 6/30/05
	Total Returns[1] (Without TARGET Program Fee)	Average Annual Total Returns[1] (With TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years
Large Capitalization Growth Portfolio	–3.13%	–1.10%	–12.84%	6.95%
S&P 500 Index[2]	–0.81	6.32	–2.37	9.94
Russell 1000 Growth Index[2]	–1.72	1.68	–10.36	7.40
Lipper Large-Cap Core Funds Avg.[3]	–1.20	4.41	–3.62	8.15

Large Capitalization Value Portfolio	2.59%	14.19%	9.62%	9.58%
S&P 500 Index[2]	–0.81	6.32	–2.37	9.94
Russell 1000 Value Index[2]	1.76	14.06	6.56	12.03
Lipper Multi-Cap Value Funds Avg.[3]	0.87	10.72	6.22	10.14

Small Capitalization Growth Portfolio	–2.50%	5.42%	–7.91%	4.08%
Russell 2000 Index[2]	–1.25	9.45	5.71	9.90
Russell 2000 Growth Index[2]	–3.58	4.29	–4.51	5.16
Lipper Small-Cap Growth Funds Avg.[3]	–1.74	5.42	–3.57	8.70

Small Capitalization Value Portfolio	5.43%	18.63%	16.89%	13.62%
Russell 2000 Index[2]	–1.25	9.45	5.71	9.90
Russell 2000 Value Index[2]	0.90	14.39	16.12	13.89
Lipper Small-Cap Core Funds Avg.[3]	–0.05	10.48	8.36	11.03

International Equity Portfolio	–1.55%	10.93%	–2.82%	4.35%
MSCI EAFE Index[2]	–1.17	13.65	–0.55	5.22
Lipper International Funds Avg.[3]	–1.43	13.21	–0.11	5.47

1Source: Prudential Investments LLC and Lipper Inc. Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The six-month total returns do not reflect a deduction for the annual TARGET program fee. Returns would be lower if the fee were deducted. The average annual total returns for the TARGET portfolios assume the imposition of the

2	THE TARGET PORTFOLIO TRUST

maximum TARGET annual advisory fee of 1.50% for equity portfolios for retail investors. The maximum advisory fee for retirement accounts is 1.25% of equity portfolio assets. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how the stock prices of smaller companies have performed. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stocks have performed.

3The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Multi-Cap Value funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. International funds invest their assets in securities with primary trading markets outside of the United States.

THE TARGET PORTFOLIO TRUST	3

Fixed Income Portfolios Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retirement accounts is 1.35%.

Fixed Income Portfolios for periods ended 6/30/05
	Total Returns[1] (Without TARGET Program Fee)	Average Annual Total Returns[1] (with TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years
International Bond Portfolio	3.58%	6.38%	4.42%	1.40%
Citigroup Non-U.S. WGBI-Hedged[2]	4.44	9.22	5.98	7.88
Lipper International Income Funds Avg.[3]	–3.18	8.35	8.14	6.53

Total Return Bond Portfolio	2.49%	5.84%	6.57%	6.05%
Lehman Brothers U.S. Aggregate Bond Index[2]	2.51	6.80	7.40	6.83
Lipper Corporate Debt BBB-Rated Funds Avg.[3]	2.02	7.63	7.54	6.72

Intermediate-Term Bond Portfolio	1.51%	3.70%	5.43%	5.40%
Lehman Brothers Int. Govt. Credit Bond Index[2]	1.59	4.80	6.87	6.35
Lipper Int. Inv.-Grade Debt Funds Avg.[3]	2.00	6.07	6.66	5.98

Mortgage Backed Securities Portfolio	1.81%	4.27%	4.98%	5.16%
Lehman Brothers Mortgage-Backed Securities Index[2]	2.15	6.14	6.83	6.69
Citigroup Mortgage-Backed Securities Index[2]	2.15	6.33	6.86	6.71
Lipper U.S. Mortgage Funds Avg.[3]	1.77	5.10	6.02	5.76

1Source: Prudential Investments LLC and Lipper Inc. Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The six-month total returns do not reflect a deduction for the annual TARGET program fee. Returns would be lower if the fee were deducted. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.00% for bond portfolios for retail investors. The maximum advisory fee for retirement accounts is 1.35% of bond portfolio assets. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

2Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Citigroup

4	THE TARGET PORTFOLIO TRUST

Non-U.S. World Government Bond Index Hedged (WGBI-Hedged) is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad look at how foreign bonds have performed. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad look at how intermediate-term bonds have performed. The Lehman Brothers Mortgage-Backed Securities Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad look at how mortgage-backed securities have performed.

3The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 5 to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

THE TARGET PORTFOLIO TRUST	5

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Money Market Portfolio as of 6/30/05
	Total Returns[1] (Without TARGET Program Fee) Six Months	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio	0.93%	$1.00	2.52%
Lipper U.S. Government Money Market Funds Avg.[2]	0.94	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Funds Avg.[3]	N/A	N/A	2.54

1Source: Prudential Investments LLC and Lipper Inc. Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The six-month total returns do not reflect a deduction for the annual TARGET program fee. Returns would be lower if the fee were deducted. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

2The Lipper average represents returns based on an average of all funds in the respective Lipper categories for the periods noted. The return for the Lipper average would be lower if it reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Funds Average category as of June 28, 2005, the closest date to the end of our reporting period.

An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

6	THE TARGET PORTFOLIO TRUST

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, TARGET program fees and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not reflect TARGET program fees. If TARGET program fees were included, the costs would be higher.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before

THE TARGET PORTFOLIO TRUST	7

Fees and Expenses (continued)

expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$968.71	0.78%	$3.81
Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

Large Capitalization Value Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,025.89	0.75%	$3.77
Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Small Capitalization Growth Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$975.01	0.92%	$4.51
Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Small Capitalization Value Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,054.30	0.81%	$4.13
Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

8	THE TARGET PORTFOLIO TRUST

International Equity Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$984.48	0.99%	$4.87
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

International Bond Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,035.80	1.46%	$7.37
Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30

Total Return Bond Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,024.89	0.75%	$3.77
Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Intermediate-Term Bond Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,015.12	0.64%	$3.20
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Mortgage Backed Securities Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,018.10	1.32%	$6.60
Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61

U.S. Government Money Market Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,009.32	0.69%	$3.44
Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

* Portfolio expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2005 (to reflect the six-month period).

THE TARGET PORTFOLIO TRUST	9

This Page Intentionally Left Blank

Portfolio of Investments As of June 30, 2005 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.3%

	Common Stocks

	Aerospace & Defense—3.4%
44,200	Boeing Co. (The)	$2,917,200
20,600	General Dynamics Corp.	2,256,524
32,700	Lockheed Martin Corp.	2,121,249
58,700	United Technologies Corp.	3,014,245

		10,309,218

	Air Freight & Logistics—2.0%
75,500	FedEx Corp.	6,116,255

	Auto Components—0.4%
29,700	Autoliv, Inc. (Sweden)	1,300,860

	Beverages—0.2%
13,800	PepsiCo., Inc.	744,234

	Biotechnology—4.7%
45,300	Amgen, Inc.(a)	2,738,838
124,300	Genentech, Inc.(a)	9,978,804
23,900	Genzyme Corp.(a)	1,436,151

		14,153,793

	Building Products—0.5%
35,600	USG Corp.(a)	1,513,000

	Capital Markets—0.8%
16,700	Franklin Resources, Inc.	1,285,566
11,834	Lehman Brothers Holdings, Inc.	1,174,880

		2,460,446

	Chemicals—1.1%
28,000	Monsanto Co.	1,760,360
32,500	Praxair, Inc.	1,514,500

		3,274,860

	Commercial Banks—2.9%
32,100	Bank of America Corp.	1,464,081
58,500	UBS AG (Switzerland)	4,554,225
24,000	Wachovia Corp.	1,190,400
23,144	Wells Fargo & Co.	1,425,208

		8,633,914

	Commercial Services & Supplies—0.9%
71,300	Cendant Corp.	1,594,981
30,600	Republic Services, Inc.	1,101,906

		2,696,887

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	11

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Communications Equipment—5.3%
28,600	Comverse Technology, Inc.(a)	$676,390
178,000	Cisco Systems, Inc.(a)	3,401,580
166,200	Motorola, Inc.	3,034,812
265,200	QUALCOMM, Inc.	8,754,252

		15,867,034

	Computers & Peripherals—3.2%
81,500	Apple Computer, Inc.(a)	3,000,015
98,400	Dell, Inc.(a)	3,887,784
13,800	International Business Machines Corp.	1,023,960
119,100	Western Digital Corp.(a)	1,598,322

		9,510,081

	Consumer Finance—1.9%
46,600	AmeriCredit Corp.(a)	1,188,300
91,300	SLM Corp.	4,638,040

		5,826,340

	Diversified Financial Services—1.6%
43,900	Goldman Sachs Group, Inc.	4,478,678
6,300	Nelnet, Inc. (Class A shares)(a)	209,601

		4,688,279

	Diversified Telecommunication Services
5,600	BellSouth Corp.	148,792

	Electric Utilities—2.2%
40,200	PG&E Corp.	1,509,108
63,900	TXU Corp.	5,309,451

		6,818,559

	Electrical Equipment—0.2%
8,700	Emerson Electric Co.	544,881

	Electronic Equipment & Instruments—0.3%
31,800	Avnet, Inc.(a)	716,454
10,400	Jabil Circuit, Inc.(a)	319,592

		1,036,046

	Energy Equipment & Services—0.2%
13,000	Helmerich & Payne, Inc.	609,960

	Financial Services—1.7%
17,700	Chicago Mercantile Exchange Holdings, Inc.	5,230,350

See Notes to Financial Statements

12	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Food & Staples Retailing—3.4%
158,700	CVS Corp.	$4,613,409
63,000	Kroger Co. (The)(a)	1,198,890
61,300	Walgreen Co.	2,819,187
31,200	Wal-Mart Stores, Inc.	1,503,840
1,600	Whole Foods Market, Inc.	189,280

		10,324,606

	Food Products—1.1%
67,600	Archer-Daniels-Midland Co.	1,445,288
28,000	Hershey Co. (The)	1,738,800

		3,184,088

	Gas Utilities—0.1%
4,500	WGL Holdings, Inc.	151,380

	Healthcare Equipment & Supplies—2.0%
19,400	Edwards Lifesciences Corp.(a)	834,588
8,200	Guidant Corp.	551,860
5,900	Kinetic Concepts, Inc.(a)	354,000
58,500	Medtronic, Inc.	3,029,715
30,600	St. Jude Medical, Inc.(a)	1,334,466

		6,104,629

	Healthcare Providers & Services—6.3%
24,000	Aetna, Inc.	1,987,680
22,400	AmerisourceBergen Corp.	1,548,960
19,000	Coventry Health Care, Inc.(a)	1,344,250
5,400	Humana, Inc.(a)	214,596
42,900	Quest Diagnostics, Inc.	2,285,283
223,700	UnitedHealth Group, Inc.	11,663,718

		19,044,487

	Hotels, Restaurants & Leisure—6.3%
6,900	Boyd Gaming Corp.	352,797
41,500	Carnival Corp.	2,263,825
2,200	Choice Hotels International, Inc.	144,540
50,000	Darden Restaurants, Inc.	1,649,000
116,800	MGM Mirage(a)	4,622,944
48,100	Royal Caribbean Cruises Ltd.	2,326,116
2,800	Starbucks Corp.(a)	144,648
62,500	Wynn Resorts Ltd(a)	2,954,375
88,500	Yum! Brands, Inc.	4,609,080

		19,067,325

	Household Durables—2.6%
17,800	Black & Decker Corp.	1,599,330
20,400	KB Home	1,555,092
47,900	Lennar Corp. (Class A shares)	3,039,255
15,200	Toll Brothers, lnc.(a)	1,543,560

		7,737,237

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	13

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Household Products—2.8%
21,800	Energizer Holdings, Inc.(a)	$1,355,306
135,900	Procter & Gamble Co.	7,168,725

		8,524,031

	Industrial Conglomerates—4.2%
367,700	General Electric Co.	12,740,805

	Insurance—1.5%
49,800	Genworth Financial, Inc.	1,505,454
19,000	Loews Corp.	1,472,500
25,800	MBIA, Inc.	1,530,198

		4,508,152

	Internet Software & Services—0.9%
8,800	Google, Inc. (Class A shares)(a)	2,588,520

	IT Services—0.9%
4,400	Checkfree Corp.(a)	149,864
9,400	Cognizant Technology Solutions Corp.(a)	443,022
34,700	Computer Sciences Corp.(a)	1,516,390
9,600	Global Payments, Inc.	650,880

		2,760,156

	Machinery—2.3%
62,400	Caterpillar, Inc.	5,947,344
2,800	Danaher Corp.	146,552
2,600	Harsco Corp.	141,830
1,500	ITT Industries, Inc.	146,445
15,000	Toro Co.	579,150

		6,961,321

	Media—2.4%
72,400	Comcast Corp. (Class A shares)(a)	2,222,680
171,400	Liberty Media Corp. (Class A shares)(a)	1,746,566
94,000	Time Warner, Inc.(a)	1,570,740
70,200	Walt Disney Co. (The)	1,767,636

		7,307,622

	Metals & Mining—0.3%
24,600	Southern Peru Copper Corp.	1,053,864

	Multiline Retail—1.7%
82,900	Target Corp.	4,510,589
6,900	Nordstrom, Inc.	468,993

		4,979,582

See Notes to Financial Statements

14	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Oil, Gas & Consumable Fuels—1.3%
26,700	Burlington Resources, Inc.	$1,474,908
12,800	Overseas Shipholding Group	763,520
14,300	Sunoco, Inc.	1,625,624

		3,864,052

	Personal Products—0.4%
22,500	Gillette Co. (The)	1,139,175

	Pharmaceuticals—7.4%
22,000	Abbott Laboratories	1,078,220
14,700	Allergan, Inc.	1,253,028
33,500	Barr Pharmaceuticals, Inc.(a)	1,632,790
79,600	Bristol-Myers Squibb Co.	1,988,408
166,000	Johnson & Johnson	10,789,999
14,800	Kos Pharmaceuticals, Inc.(a)	969,400
110,900	Sanofi Aventis ADR (France)	4,545,791

		22,257,636

	Real Estate Investment Trust—1.3%
8,200	Annaly Mortgage Management, Inc.	147,026
4,800	New Century Financial Corp.	246,960
9,500	ProLogis	382,280
37,800	St Joe Co. (The)	3,082,212

		3,858,478

	Road & Rail—1.0%
17,400	Burlington Northern Santa Fe Corp.	819,192
35,800	CSX Corp.	1,527,228
6,200	Laidlaw International, Inc.(a)	149,420
19,800	Norfolk Southern Corp.	613,008

		3,108,848

	Semiconductors & Semiconductor Equipment—4.2%
94,000	Advanced Micro Devices, Inc.(a)	1,629,960
71,600	Freescale Semiconductor, Inc.(a)	1,516,488
329,300	Intel Corp.	8,581,558
30,700	Texas Instruments, Inc.	861,749

		12,589,755

	Software—3.2%
15,300	Adobe Systems, Inc.	437,886
49,800	Autodesk, Inc.	1,711,626
62,300	McAfee, Inc.(a)	1,631,014
171,200	Microsoft Corp.	4,252,608
22,300	Pixar(a)	1,116,115
16,900	Symantec Corp.(a)	367,406

		9,516,655

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	15

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Specialty Retail—4.1%
10,000	7-Eleven Inc.(a)	$302,400
28,900	Best Buy Co., Inc.	1,981,095
25,500	Chico’s FAS, Inc.(a)	874,140
90,500	Circuit City Stores, Inc.	1,564,745
15,000	Home Depot, Inc.	583,500
106,200	Lowe’s Cos., Inc.	6,182,964
27,600	Men’s Wearhouse, Inc.(a)	950,268

		12,439,112

	Textiles Apparel & Luxury Goods—0.6%
55,900	Coach, Inc.(a)	1,876,563

	Thrifts & Mortgage Finance—1.5%
77,700	Countrywide Financial Corp.	2,999,997
37,000	Washington Mutual, Inc.	1,505,530

		4,505,527

	Tobacco—0.9%
43,800	Altria Group, Inc.	2,832,108

	Wireless Telecommunication Services—0.1%
9,000	Nextel Communications, Inc.(a)	290,790

	Total long-term investments (cost $289,457,975)	296,800,293

	SHORT-TERM INVESTMENT—1.9%

	Money Market Mutual Fund
5,763,835	Dryden Core Investment Fund—Taxable Money Market Series (cost $5,763,835; Note 3)(b)	5,763,835

	Total Investments—100.2% (cost $295,221,810; Note 5)	302,564,128
	Liabilities in excess of other assets—(0.2%)	(780,211)

	Net Assets—100%	$301,783,917

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements

16	THE TARGET PORTFOLIO TRUST

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 were as follows:

Pharmaceuticals	7.4%
Hotels, Restaurants & Leisure	6.3
Health Care Providers & Services	6.3
Communications Equipment	5.3
Biotechnology	4.7
Industrial Conglomerates	4.2
Semiconductors & Semiconductor Equipment	4.2
Specialty Retail	4.1
Aerospace & Defense	3.4
Food & Staples Retailing	3.4
Software	3.2
Computers & Peripherals	3.2
Commercial Banks	2.9
Household Products	2.8
Household Durables	2.6
Media	2.4
Machinery	2.3
Electric Utilities	2.2
Air Freight & Logistics	2.0
Health Care Equipment & Supplies	2.0
Consumer Finance	1.9
Money Market Mutual Fund	1.9
Financial Services	1.7
Multiline Retail	1.7
Diversified Financial Services	1.6
Insurance	1.5
Thrifts & Mortgage Finance	1.5
Oil, Gas & Consumable Fuels	1.3
Real Estate Investment Trust	1.3
Chemicals	1.1
Food Products	1.1
Road & Rail	1.0
IT Services	0.9
Commercial Services & Supplies	0.9
Internet Software & Services	0.9
Tobacco	0.9
Capital Markets	0.8
Textiles Apparel & Luxury Goods	0.6
Building Products	0.5
Auto Components	0.4
Personal Products	0.4
Metals & Mining	0.3
Electronic Equipment & Instruments	0.3
Beverages	0.2
Energy Equipment & Services	0.2
Electrical Equipment	0.2
Wireless Telecommunication Services	0.1
Gas Utilities	0.1
Diversified Telecommunication Services	— *

100.2
Liabilities in excess of other assets	(0.2)

100.0%

*	Less than 0.05%.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Value Portfolio	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—99.4%

	Common Stocks

	Aerospace/Defense—3.3%
93,000	Lockheed Martin Corp.	$6,032,910
21,000	Northrop Grumman Corp.	1,160,250
125,700	Raytheon Co.	4,917,384

		12,110,544

	Air Freight & Logistics—0.1%
4,100	FedEx Corp.	332,141
1,500	United Parcel Service, Inc. (Class B shares)	103,740

		435,881

	Automobiles
7,200	Ford Motor Co.	73,728

	Auto Components—1.3%
232,262	Delphi Corp.	1,080,018
17,600	Johnson Controls, Inc.	991,408
70,000	Lear Corp.	2,546,600

		4,618,026

	Beverages—0.7%
46,400	Coca-Cola Co. (The)	1,937,200
19,000	Coca-Cola Enterprises, Inc.	418,190

		2,355,390

	Biotechnology
1,500	Amgen, Inc.(a)	90,690

	Building Products
2,700	Masco Corp.	85,752

	Capital Markets—0.3%
14,800	Bank of New York Co., Inc. (The)	425,944
2,700	E*Trade Financial Corp.(a)	37,773
9,600	Merrill Lynch & Co., Inc.	528,096

		991,813

	Chemicals—1.2%
25,400	Air Products & Chemicals, Inc.	1,531,620
34,400	Nalco Holdings Co.(a)	675,272
2,200	PPG Industries, Inc.	138,072
25,600	Praxair, Inc.	1,192,960
21,000	Rohm & Haas Co.	973,140

		4,511,064

See Notes to Financial Statements

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Commercial Banks—6.5%
122,900	Bank of America Corp.	$5,605,469
9,400	BB&T Corp.	375,718
1,900	Hudson City Bancorp, Inc.	21,679
88,600	KeyCorp.	2,937,090
3,300	Marshall & Ilsley Corp.	146,685
35,900	Mellon Financial Corp.	1,029,971
66,400	North Fork Bancorporation, Inc.	1,865,176
3,000	PNC Financial Services Group	163,380
38,700	State Street Corp.	1,867,275
102,800	U.S. Bancorp	3,001,760
40,700	UnionBanCal Corp.	2,723,644
10,200	Wachovia Corp.	505,920
50,300	Wells Fargo & Co.	3,097,474
5,900	Zions Bancorp	433,827

		23,775,068

	Commercial Services & Supplies—2.4%
194,500	Cendant Corp.	4,350,965
8,975	PHH Corp.(a)	230,837
143,900	Waste Management, Inc.	4,078,126

		8,659,928

	Communications Equipment—0.2%
9,400	Cisco Systems, Inc.(a)	179,634
13,200	Motorola, Inc.	241,032
8,300	QUALCOMM, Inc.	273,983

		694,649

	Computers & Peripherals—0.7%
43,700	EMC Corp.(a)	599,127
46,900	Hewlett-Packard Co.	1,102,619
6,500	International Business Machines Corp.	482,300
3,500	Lexmark International, Inc.(a)	226,905
1,800	NCR Corp.(a)	63,216

		2,474,167

	Consumer Finance—2.6%
7,300	Capital One Financial Corp.	584,073
336,800	MBNA Corp.	8,810,688

		9,394,761

	Diversified Financial Services—6.5%
19,500	Charles Schwab Corp. (The)	219,960
106,800	CIT Group, Inc.	4,589,196
163,000	Citigroup, Inc.	7,535,490
47,300	Countrywide Credit Industries, Inc.	1,826,253
16,700	Goldman Sachs Group, Inc.	1,703,734
6,500	MBIA, Inc.	385,515

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Diversified Financial Services (cont’d.)
47,000	Morgan Stanley	$2,466,090
113,100	Principal Financial Group, Inc. (The)	4,738,890

		23,465,128

	Diversified Telecommunication Services—2.6%
16,700	AT&T Corp.	317,968
57,800	Corning, Inc.(a)	960,636
9,600	MCI Inc.	246,816
126,100	SBC Communications, Inc.	2,994,875
36,700	Sprint Corp.	920,803
116,600	Verizon Communications, Inc.	4,028,530

		9,469,628

	Electric Utilities—7.4%
76,700	Alliant Energy Corp.	2,159,105
3,800	CenterPoint Energy, Inc.	50,198
22,500	Consolidated Edison, Inc.	1,053,900
18,700	Constellation Energy Group, Inc.	1,078,803
23,400	Edison International	948,870
47,200	Entergy Corp.	3,565,960
120,796	FirstEnergy Corp.	5,811,496
211,200	FPL Group, Inc.	8,883,072
13,800	PG&E Corp.	518,052
14,800	Pinnacle West Capital Corp.	657,860
19,000	PPL Corp.	1,128,220
10,300	Wisconsin Energy Corp.	401,700
34,000	Xcel Energy, Inc.	663,680

		26,920,916

	Energy Equipment & Services
7,300	Dynegy, Inc.(a)	35,478

	Exchange Traded Funds
1,210	iShares Russell 1000 Value Index Fund	80,634

	Food & Staples Retailing—1.3%
232,800	Albertson’s, Inc.	4,814,304

	Food Products—2.5%
84,600	Kraft Foods, Inc. (Class A shares)	2,691,126
102,900	Sara Lee Corp.	2,038,449
4,900	Sysco Corp.	177,331
106,900	Unilever Plc-ADR (United Kingdom)	4,153,065

		9,059,971

See Notes to Financial Statements

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Gas Utilities—0.3%
17,600	Northeast Utilities	$367,136
8,100	Valero Energy Corp.	640,791

		1,007,927

	Healthcare Equipment & Supplies—1.0%
5,500	Bausch & Lomb, Inc.	456,500
3,500	Biomet, Inc.	121,240
14,500	Boston Scientific Corp.(a)	391,500
8,900	Gilead Sciences, Inc.(a)	391,511
3,400	Guidant Corp.	228,820
8,900	Sepracor, Inc.(a)	534,089
1,200	Watson Pharmaceuticals, Inc.(a)	35,472
28,600	Wyeth	1,272,700
4,000	Zimmer Holdings, Inc.(a)	304,680

		3,736,512

	Healthcare Providers & Services—2.5%
6,900	Aetna, Inc.	571,458
36,700	HCA, Inc.	2,079,789
3,700	McKesson Corp.	165,723
2,700	Medco Health Solutions, Inc.(a)	144,072
365,200	Tenet Healthcare Corp.(a)	4,470,048
23,700	WellPoint, Inc.(a)	1,650,468

		9,081,558

	Hotels, Restaurants & Leisure—3.0%
10,200	Carnival Corp.	556,410
56,696	Harrah’s Entertainment, Inc.	4,086,081
20,600	Hilton Hotels Corp.	491,310
10,700	International Game Technology	301,205
5,500	Marriott International, Inc.	375,210
53,700	McDonald’s Corp.	1,490,175
2,400	Starwood Hotels & Resorts Worldwide, Inc.	140,568
64,700	Yum! Brands, Inc.	3,369,576

		10,810,535

	Household Products—0.3%
19,300	Procter & Gamble Co.	1,018,075

	Household Durables—2.9%
1,500	Centex Corp.	106,005
1,200	Fortune Brands, Inc.	106,560
155,800	Lennar Corp. (Class A shares)	9,885,510
9,180	Lennar Corp. (Class B shares)	539,968

		10,638,043

	Industrial Conglomerates—2.2%
5,500	3M Co.	397,650
67,100	General Electric Co.	2,325,015

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Industrial Conglomerates (cont’d.)
1,500	ITT Industries, Inc.	$146,445
174,700	Tyco International Ltd. (Bermuda)	5,101,240

		7,970,350

	Insurance—11.0%
21,000	AFLAC, Inc.	908,880
66,400	Allmerica Financial Corp.(a)	2,462,776
53,900	Allstate Corp. (The)	3,220,525
14,000	Ambac Financial Group, Inc.	976,640
13,700	American International Group, Inc.	795,970
11,000	AON Corp.	275,440
18,900	Assurant, Inc.	682,290
33,100	Genworth Financial, Inc.	1,000,613
24,700	Hartford Financial Services Group, Inc. (The)	1,847,066
4,500	Lincoln National Corp.	211,140
239,670	MetLife, Inc.	10,770,769
4,100	Progressive Corp. (The)	405,121
7,200	Protective Life Corp.	303,984
196,300	St. Paul Travelers Cos., Inc. (The)	7,759,739
11,600	Torchmark Corp.	605,520
422,100	UnumProvident Corp.	7,732,872
4,400	W.R. Berkley Corp.	156,992

		40,116,337

	Internet Software & Services—0.1%
3,900	eBay, Inc.(a)	128,739
10,100	Juniper Networks, Inc.(a)	254,318

		383,057

	IT Services—2.9%
5,400	Affiliated Computer Services, Inc. (Class A shares)(a)	275,940
3,000	Computer Sciences Corp.(a)	131,100
525,200	Electronic Data Systems Corp.	10,110,100

		10,517,140

	Leisure Equipment & Products—1.0%
115,400	Eastman Kodak Co.	3,098,490
5,400	Hasbro, Inc.	112,266
27,000	Mattel, Inc.	494,100

		3,704,856

	Machinery—1.1%
8,900	Deere & Co.	582,861
13,300	Eaton Corp.	796,670
58,600	SPX Corp.	2,694,428

		4,073,959

See Notes to Financial Statements

22	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Media—2.1%
10,300	DirectTV Group Inc. The(a)	$159,650
7,500	E.W. Scripps Co. (Class A shares)	366,000
3,400	EchoStar Communications Corp. (Class A shares)(a)	102,510
26,600	Gannett Co., Inc.	1,892,058
7,500	New York Times Co.	233,625
60,300	News Corp. (Class A shares)	975,654
81,700	Time Warner, Inc.(a)	1,365,207
79,100	Viacom, Inc. (Class B shares)	2,532,782
6,000	Walt Disney Co.	151,080

		7,778,566

	Metals & Mining—1.4%
181,676	Alcoa, Inc.	4,747,194
9,600	United States Steel Corp.	329,952

		5,077,146

	Multi-Utilities & Unregulated Power—0.9%
46,100	CMS Energy Corp.(a)	694,266
27,300	Dominion Resources, Inc.	2,003,547
12,700	SCANA Corp.	542,417

		3,240,230

	Multiline Retail—0.5%
13,500	Federated Department Stores, Inc.	989,280
6,100	Home Depot, Inc. (The)	237,290
4,600	Kohl’s Corp.(a)	257,186
3,300	Nordstrom, Inc.	224,301

		1,708,057

	Oil, Gas & Consumable Fuels—7.8%
4,200	Anadarko Petroleum Corp.	345,030
18,300	Apache Corp.	1,182,180
59,800	Ashland, Inc.(a)	4,297,826
11,400	Baker Hughes, Inc.	583,224
54,600	ChevronTexaco Corp.	3,053,232
43,300	ConocoPhillips Co.	2,489,317
8,800	Devon Energy Corp.	445,984
4,700	EOG Resources, Inc.	266,960
150,700	Exxon Mobil Corp.	8,660,729
27,800	Occidental Petroleum Corp.	2,138,654
30,628	Sunoco, Inc.	3,481,791
20,200	Unocal Corp.	1,314,010

		28,258,937

	Paper & Forest Products—1.0%
3,900	Bowater, Inc.	126,243
9,800	Georgia-Pacific Group	311,640
13,500	International Paper Co.	407,835
8,400	Smurfit-Stone Container Corp.(a)	85,428

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Paper & Forest Products (cont’d.)
2,400	Temple-Inland, Inc.	$89,160
40,420	Weyerhaeuser Co.	2,572,733

		3,593,039

	Personal Products—0.1%
5,900	Gillette Co.	298,717

	Pharmaceuticals—1.5%
9,200	Bristol-Myers Squibb Co.	229,816
10,400	Forest Laboratories, Inc.(a)	404,040
4,500	Johnson & Johnson	292,500
7,600	Merck & Co., Inc.	234,080
7,600	OSI Pharmaceuticals, Inc.(a)	310,612
150,000	Pfizer, Inc.	4,137,000

		5,608,048

	Real Estate Investment Trust—3.8%
93,500	Apartment Investment & Management Co.	3,826,020
5,400	Camden Property Trust	290,250
4,300	CarrAmerica Realty Corp.	155,574
2,200	CenterPoint Properties Trust	93,060
10,900	Duke Realty Corp.	345,094
7,000	Equity Office Properties Trust	231,700
5,600	General Growth Properties, Inc.	230,104
9,200	Host Marriot Corp.	161,000
8,100	Kimco Realty Corp.	477,171
3,700	Liberty Property Trust	163,947
10,300	Mack-Cali Realty Corp.	466,590
86,000	New Century Financial Corp.	4,424,700
54,285	Plum Creek Timber Co., Inc.	1,970,546
16,500	ProLogis	663,960
3,400	Simon Property Group, Inc.	246,466

		13,746,182

	Road & Rail—0.8%
3,600	CSX Corp.	153,576
13,600	Norfolk Southern Corp.	421,056
34,000	Union Pacific Corp.	2,203,200

		2,777,832

	Semiconductors & Semiconductor Equipment—0.1%
500	Altera Corp.(a)	9,910
8,500	Analog Devices, Inc.	317,135
5,900	Teradyne, Inc.(a)	70,623

		397,668

See Notes to Financial Statements

24	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Software—3.9%
170,000	BMC Software, Inc.(a)	$3,051,500
367,500	Computer Associates International, Inc.	10,098,900
29,400	Microsoft Corp.	730,296
28,900	Oracle Corp.(a)	381,480

		14,262,176

	Specialty Retail—0.2%
8,500	Lowe’s Cos., Inc.	494,870
1,900	Ross Stores, Inc.	54,929
14,600	Staples, Inc.	311,272

		861,071

	Textiles, Apparel & Luxury Goods—1.1%
2,700	Coach, Inc.(a)	90,639
69,900	Jones Apparel Group, Inc.	2,169,696
2,900	Mohawk Industries, Inc.(a)	239,250
17,500	Nike, Inc. (Class B shares)	1,515,500

		4,015,085

	Thrifts & Mortgage Finance—3.0%
6,300	Astoria Financial Corp.	179,361
5,300	Fannie Mae	309,520
106,700	Freddie Mac	6,960,041
82,500	Washington Mutual, Inc.	3,356,925

		10,805,847

	Tobacco—3.1%
176,000	Altria Group, Inc.	11,380,160

	Trading Companies & Distributors
1,100	W.W. Grainger, Inc.	60,269

	Wireless Telecommunication Services—0.2%
8,300	American Tower Corp. (Class A shares)(a)	174,466
18,900	Nextel Communications, Inc. (Class A shares)(a)	610,659
1,000	Spectrasite, Inc.(a)	81,873

		866,998

	Total long-term investments (cost $289,889,856)	361,911,897

	SHORT-TERM INVESTMENT—0.5%

	Money Market Mutual Fund
1,964,441	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,964,441; Note 3)(b)	1,964,441

	Total Investments—99.9% (cost $291,854,297; Note 5)	363,876,338
	Other assets in excess of liabilities—0.1%	430,391

	Net Assets—100%	$364,306,729

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 were as follows:

Insurance	11.0%
Oil & Gas	7.8
Electric Utilities	7.4
Diversified Financial Services	6.5
Commercial Banks	6.5
Software	3.9
Real Estate Investment Trust	3.8
Aerospace & Defense	3.3
Tobacco	3.1
Hotels, Restaurants & Leisure	3.0
Thrifts & Mortgage Finance	3.0
Household Durables	2.9
IT Services	2.9
Diversified Telecommunication Services	2.6
Consumer Finance	2.6
Food Products	2.5
Healthcare Providers & Services	2.5
Commercial Services & Supplies	2.4
Industrial Conglomerates	2.2
Media	2.1
Pharmaceuticals	1.5
Metals & Mining	1.4
Auto Components	1.3
Food & Staples Retailing	1.3
Chemicals	1.2
Machinery	1.1
Textiles, Apparel & Luxury Goods	1.1
Healthcare Equipment & Supplies	1.0
Leisure Equipment & Products	1.0
Paper & Forest Products	1.0
Multi-Utilities & Unregulated Power	0.9
Road & Rail	0.8
Computers & Peripherals	0.7
Beverages	0.7
Multiline Retail	0.5
Money Market Mutual Fund	0.5
Capital Markets	0.3
Gas Utilities	0.3
Household Products	0.3
Communications Equipment	0.2

See Notes to Financial Statements

26	THE TARGET PORTFOLIO TRUST

Specialty Retail	0.2%
Wireless Telecommunication Services	0.2
Air Freight & Logistics	0.1
Internet Software & Services	0.1
Personal Products	0.1
Semiconductors & Semiconductor Equipment	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	27

Small Capitalization Growth Portfolio	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—95.9%

	Common Stocks

	Aerospace & Defense—1.9%
17,190	DRS Technologies, Inc.	$881,503
27,635	Engineered Support Systems, Inc.	990,162
31,070	Mercury Computer Systems, Inc.(a)	850,386

		2,722,051

	Air Freight & Logistics—1.3%
31,318	Forward Air Corp.	885,360
59,227	Vitran Corp., Inc. (Canada)(a)	935,786

		1,821,146

	Auto Components—0.6%
50,295	Gentex Corp.	915,369

	Automobiles—1.3%
93,310	IMPCO Technologies, Inc.(a)	448,821
25,386	Monaco Coach Corp.	436,385
27,665	Winnebago Industries, Inc.	906,029

		1,791,235

	Biotechnology—1.4%
34,822	Connetics Corp.(a)	614,260
8,672	IDEXX Laboratories, Inc.(a)	540,526
53,989	Nabi Biopharmaceuticals(a)	822,252

		1,977,038

	Building Products—0.1%
2,900	Drew Industries, Inc.(a)	131,660

	Capital Markets—0.6%
22,095	Jefferies Group, Inc.	837,180

	Commercial Banks—1.8%
31,919	Amegy Bancorp, Inc.	714,347
24,600	PrivateBancorp, Inc.	870,348
7,600	Western Alliance Bancorp	193,040
14,106	Wintrust Financial Corp.	738,449

		2,516,184

	Commercial Services & Supplies—8.1%
61,240	AMN Healthcare Services, Inc.(a)	920,437
51,446	Education Management Corp.(a)	1,735,273
50,440	FirstService Corp. (Canada)(a)	1,007,287
76,009	FTI Consulting, Inc.(a)	1,588,588
23,230	Laureate Education, Inc.(a)	1,111,788

See Notes to Financial Statements

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Commercial Services & Supplies (cont’d.)
55,240	Mcgrath Rentcorp	$1,309,188
35,570	Rollins, Inc.	712,823
28,350	Steiner Leisure Ltd. (Bahamas)(a)	1,050,935
30,484	Stericycle, Inc.(a)	1,533,955
6,192	Strayer Education, Inc.	534,122

		11,504,396

	Communications Equipment—2.2%
62,043	Andrew Corp.(a)	791,669
64,399	Avocent Corp.(a)	1,683,390
119,990	SRS Labs, Inc.(a)	731,939

		3,206,998

	Computers & Peripherals—1.6%
35,600	M-Systems Flash Disk Pioneers Ltd. (Israel)(a)	682,452
57,240	Optimal Group, Inc. (Class A shares)(a)	924,426
125,120	Synplicity, Inc.(a)	676,899

		2,283,777

	Construction & Engineering—1.3%
34,225	Jacobs Engineering Group, Inc.(a)	1,925,499

	Distributors—0.5%
9,410	Building Materials Holding Corp.	652,019

	Diversified Financial Services—2.6%
19,980	Affiliated Managers Group, Inc.(a)	1,365,233
26,301	Financial Federal Corp.	1,016,271
16,613	Gabelli Asset Management, Inc. (Class A shares)	734,128
15,040	Portfolio Recovery Associates, Inc.(a)	631,981

		3,747,613

	Diversified Telecommunication Services—0.8%
33,680	SafeNet, Inc.(a)	1,147,141

	Electronic Equipment & Instruments—5.9%
27,360	BEI Technologies, Inc.	729,965
37,363	Benchmark Electronics, Inc.(a)	1,136,582
20,346	Global Imaging Systems, Inc.(a)	648,224
43,217	Littelfuse, Inc.(a)	1,203,593
2,589	Molecular Devices Corp.(a)	56,000
54,879	Photon Dynamics, Inc.(a)	1,131,056
60,130	Radisys Corp.(a)	971,100
24,080	Rogers Corp.(a)	976,444
57,220	Scientific Games Corp.(a)	1,540,935

		8,393,899

	Energy Equipment & Services—4.1%
23,611	Cal Dive International, Inc.(a)	1,236,508
15,866	Cooper Cameron Corp.(a)	984,485
80,440	Grey Wolf, Inc.(a)	596,060

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	29

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE1)

	Energy Equipment & Services (cont’d.)
19,260	Headwaters, Inc.(a)	$662,159
16,020	Hydril Co.(a)	870,687
25,830	Maverick Tube Corp.(a)	769,734
26,150	Patterson-UTI Energy, Inc.	727,755

		5,847,388

	Exchange Traded Funds—1.1%
23,700	iShares Russel 2000	1,536,471

	Food & Staples Retailing—1.2%
29,883	Performance Food Group Co.(a)	902,766
139,234	SunOpta, Inc. (Canada)(a)	790,849

		1,693,615

	Healthcare Equipment & Supplies—8.1%
23,520	Advanced Neuromodulation Systems, Inc.(a)	933,274
30,938	American Medical Systems Holdings, Inc.(a)	638,870
14,170	Edwards Lifesciences Corp.(a)	609,593
145,090	Encore Medical Corp.(a)	805,250
17,404	Inamed Corp.(a)	1,165,545
33,499	Kensey Nash Corp.(a)	1,013,010
12,930	Laserscope(a)	535,819
134,770	Orthovita, Inc.(a)	529,646
29,250	PolyMedica Corp.	1,043,055
73,689	PSS World Medical, Inc.(a)	917,428
12,980	SonoSite, Inc.(a)	402,899
140,600	Spectranetics Corp. (The)(a)	946,238
22,560	Symmetry Medical, Inc.(a)	531,062
23,010	Syneron Medical, Ltd. (Israel)(a)	841,936
18,582	Varian, Inc.(a)	702,214

		11,615,839

	Healthcare Providers & Services—6.1%
18,160	Amedisys, Inc.(a)	667,925
39,210	AmSurg Corp. (Class A shares)(a)	1,085,725
36,004	Apria Healthcare Group, Inc.(a)	1,247,178
18,990	Chemed Corp.	776,311
20,710	Kindred Healthcare, Inc.(a)	820,323
25,420	LabOne, Inc.(a)	1,011,970
28,750	Lifeline Systems, Inc.(a)	923,450
19,520	Matria Healthcare, Inc.(a)	629,130
37,720	Priority Healthcare Corp. (Class B shares)(a)	956,579
22,420	Providence Service Corp. (The)(a)	556,689

		8,675,280

See Notes to Financial Statements

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Hotels, Restaurants & Leisure—3.6%
78,380	Century Casinos, Inc.(a)	$589,418
107,200	Cosi, Inc.(a)	737,536
10,470	Kerzner International Ltd. (Bahamas)(a)	596,267
37,070	Mikohn Gaming Corp.(a)	545,856
53,722	RARE Hospitality International, Inc.(a)	1,636,908
42,464	Ruby Tuesday, Inc.	1,099,818

		5,205,803

	Household Durables—0.6%
26,259	WCI Communities, Inc.(a)	841,076

	Household Products—1.3%
15,420	Central Garden & Pet Co.(a)	757,430
19,220	Jarden Corp.(a)	1,036,343

		1,793,773

	Insurance—1.5%
22,876	Infinity Property & Casualty Corp.	797,915
82,780	Tower Group, Inc.	1,293,851

		2,091,766

	Internet Software & Services—6.1%
129,127	Agile Software Corp.(a)	813,500
56,540	Digital Insight Corp.(a)	1,352,437
19,320	Equinix, Inc.(a)	837,329
36,530	InfoSpace, Inc.(a)	1,202,932
31,550	J2 Global Communications, Inc.(a)	1,086,582
96,040	Keynote Systems, Inc.(a)	1,120,787
76,390	Online Resources Corp.(a)	863,971
33,090	Openwave Systems, Inc.(a)	542,676
76,976	ValueVision Media, Inc. (Class A shares)(a)	924,482

		8,744,696

	IT Services—1.5%
47,200	Radvision, Ltd. (Israel)(a)	627,288
22,180	Radware, Ltd. (Israel)(a)	401,014
42,696	UNOVA, Inc.(a)	1,136,995

		2,165,297

	Media—2.6%
96,490	Digitas, Inc.(a)	1,100,951
103,337	Entravision Communications Corp.(a)	804,995
146,878	Valueclick, Inc.(a)	1,811,006

		3,716,952

	Multiline Retail—0.7%
58,631	Fred’s, Inc.	972,102

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	31

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Oil, Gas & Consumable Fuels—2.9%
22,715	Forest Oil Corp.(a)	$954,030
28,370	Oil States International, Inc.(a)	714,073
45,230	Superior Energy Services, Inc.(a)	805,094
15,790	Unit Corp.(a)	694,918
26,676	Western Gas Resources, Inc.	930,992

		4,099,107

	Pharmaceuticals—2.9%
26,670	Alexion Pharmaceuticals, Inc.(a)	614,477
37,920	Atherogenics, Inc.(a)	605,962
47,280	HealthExtras, Inc.(a)	948,909
54,000	QLT, Inc. (Canada)(a)	562,680
32,700	Rigel Pharmaceuticals, Inc.(a)	651,384
44,900	Salix Pharmaceuticals, Ltd.(a)	792,934

		4,176,346

	Real Estate Investment Trust—0.8%
44,820	KKR Financial Corp.(a)	1,120,500

	Road & Rail—0.2%
12,340	Old Dominion Freight Line, Inc.(a)	331,082

	Semiconductors & Semiconductor Equipment—2.6%
33,426	Intersil Corp. (Class A shares)	627,406
31,470	Microsemi Corp.(a)	591,636
69,250	O2Micro International, Ltd. (Cayman Islands)(a)	972,962
31,510	SiRF Technology Holdings, Inc.(a)	557,097
26,570	Ultratech, Inc.(a)	486,231
35,600	Volterra Semiconductor Corp.(a)	530,084

		3,765,416

-	Software—10.5%
60,294	Altiris, Inc.(a)	885,116
46,450	Bottomline Technologies, Inc.(a)	695,357
24,908	Catapult Communications Corp.(a)	424,930
44,550	Epicor Software Corp.(a)	588,060
25,190	Factset Research Systems, Inc.	902,810
47,972	Fair Isaac Corp.	1,750,978
43,565	Filenet Corp.(a)	1,095,224
25,060	Hyperion Solutions Corp.(a)	1,008,414
47,050	Infocrossing, Inc.(a)	586,714
113,491	Informatica Corp.(a)	952,189
56,742	Jack Henry & Associates, Inc.	1,038,946
32,132	Kronos, Inc.(a)	1,297,811
16,800	Macrovision Corp.(a)	378,672
45,130	Merge Technologies, Inc.(a)	846,188

See Notes to Financial Statements

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

-	Software (cont’d.)
55,560	Serena Software, Inc.(a)	$1,072,308
36,200	Sonic Solutions, Inc.(a)	673,320
9,700	Ultimate Software Group, Inc.(a)	159,080
36,510	Witness Systems, Inc.(a)	665,577

		15,021,694

	Specialty Retail—4.4%
17,890	Beacon Roofing Supply, Inc.(a)	470,507
11,600	Design Within Reach, Inc.(a)	209,960
12,550	Guitar Center, Inc.(a)	732,544
17,665	Jos. A. Bank Clothiers, Inc.(a)	764,895
33,039	Linens ‘n Things, Inc.(a)	781,703
54,911	PETCO Animal Supplies, Inc.(a)	1,609,990
26,633	Tractor Supply Co.(a)	1,307,679
11,480	Tuesday Morning Corp.	361,850

		6,239,128

	Textiles, Apparel & Luxury Goods—1.1%
77,645	Ashworth, Inc.(a)	699,581
37,562	Fossil, Inc.(a)	852,658

		1,552,239

	Total long-term investments (cost $117,615,881)	136,778,775

	SHORT-TERM INVESTMENT—4.3%

	Money Market Mutual Fund
6,184,244	Dryden Core Investment Fund—Taxable Money Market Series (cost $6,184,244; Note 3)(b)	6,184,244

	Total Investments—100.2% (cost $123,800,125; Note 5)	142,963,019
	Liabilities in excess of other assets—(0.2%)	(326,693)

	Net Assets—100%	$142,636,326

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	33

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 were as follows:

Software	10.5%
Commercial Services & Supplies	8.1
Healthcare Equipment & Supplies	8.1
Healthcare Providers & Services	6.1
Internet Software & Services	6.1
Electronic Equipment & Instruments	5.9
Specialty Retail	4.4
Money Market Mutual Fund	4.3
Energy Equipment & Services	4.1
Hotels, Restaurants & Leisure	3.6
Oil & Gas	2.9
Pharmaceuticals	2.9
Diversified Financial Services	2.6
Media	2.6
Semiconductors & Semiconductor Equipment	2.6
Communications Equipment	2.2
Aerospace & Defense	1.9
Commercial Banks	1.8
Computers & Peripherals	1.6
Insurance	1.5
IT Services	1.5
Biotechnology	1.4
Construction & Engineering	1.3
Air Freight & Logistics	1.3
Automobiles	1.3
Household Products	1.3
Food & Staples Retailing	1.2
Exchange Traded Funds	1.1
Textiles, Apparel & Luxury Goods	1.1
Diversified Telecommunication Services	0.8
Real Estate Investment Trust	0.8
Multiline Retail	0.7
Auto Components	0.6
Capital Markets	0.6
Household Durables	0.6
Distributors	0.5
Road & Rail	0.2
Building Products	0.1

100.2
Liabilities in excess of other assets	(0.2)

100.0

See Notes to Financial Statements

34	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2005 (Unaudited)	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.0%

	Common Stocks

	Aerospace & Defense—1.4%
21,400	Curtiss-Wright Corp.	$1,154,530
71,775	Moog, Inc. (Class A shares)(a)	2,260,195

		3,414,725

	Airlines—0.4%
50,000	SkyWest, Inc.	909,000

	Auto Components—1.9%
48,500	ArvinMeritor, Inc.	862,815
91,800	CSK Auto Corp.(a)	1,531,224
37,800	United Auto Group, Inc.	1,126,440
36,600	Winnebago Industries, Inc.	1,198,650

		4,719,129

	Beverages—0.5%
52,200	PepsiAmericas, Inc.	1,339,452

	Biotechnology—0.7%
84,700	Serologicals Corp.(a)	1,799,875

	Building Products—0.4%
49,900	Lennox International, Inc.	1,056,383

	Capital Markets—2.7%
72,400	Eaton Vance Corp.	1,731,084
75,100	Jefferies, Group, Inc.	2,845,539
74,150	Raymond James Financial, Inc.	2,094,738

		6,671,361

	Chemicals—3.6%
29,000	Lubrizol Corp. (The)	1,218,290
65,000	Methanex Corp. (Canada)	1,070,550
75,000	Olin Corp.	1,368,000
61,000	RPM International, Inc.	1,113,860
30,700	Scotts Miracle-Gro Co. (The) (Class A shares)(a)	2,186,147
60,000	Sensient Technologies Corp.	1,236,600
19,200	Valspar Corp. (The)	927,168

		9,120,615

	Commercial Banks—2.2%
31,100	BancorpSouth, Inc.	733,960
32,000	Hudson United Bancorp	1,155,200
42,556	Old National Bancorp	910,698
54,800	Oriental Financial Group, Inc. (Puerto Rico)	836,248

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	35

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Commercial Banks (cont’d.)
30,100	Provident Bankshares Corp.	$960,491
37,400	Susquehanna Bancshares, Inc.	919,666

		5,516,263

	Commercial Services & Supplies—3.4%
80,600	Administaff, Inc.	1,915,056
142,000	Allied Waste Industries, Inc.(a)	1,126,060
20,000	Banta Corp.	907,200
31,000	John H. Harland Co.	1,178,000
44,600	Kelly Services, Inc. (Class A shares)	1,277,344
42,900	School Specialty, Inc.(a)	1,994,850

		8,398,510

	Construction Materials—0.8%
60,600	Headwaters, Inc.(a)	2,083,428

	Containers & Packaging—0.3%
65,000	Rock-Tenn Co. (Class A shares)	822,250

	Consumer Finance—2.2%
154,700	AmeriCredit Corp.(a)	3,944,850
7,600	Student Loan Corp. (The)	1,670,480

		5,615,330

	Diversified Telecommunications—1.6%
143,100	American Tower Corp. (Class A shares)(a)	3,007,962
48,600	Iowa Telecommunications Services, Inc.	911,250

		3,919,212

	Electric Utilities—2.1%
52,000	Cleco Corp.	1,121,640
57,300	Duquesne Light Holdings, Inc.	1,070,364
69,850	PNM Resources, Inc.	2,012,379
41,400	Westar Energy, Inc.	994,842

		5,199,225

	Electrical Equipment—0.4%
36,900	Acuity Brands, Inc.	947,961

	Electronic Equipment—3.2%
134,400	Checkpoint Systems, Inc.(a)	2,378,880
155,200	FLIR Systems, Inc.(a)	4,631,168
177,600	Sanmina-SCI Corp.(a)	971,472

		7,981,520

See Notes to Financial Statements

36	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Energy Equipment & Services—0.9%
27,600	Oceaneering International, Inc.(a)	$1,066,740
27,900	Tidewater, Inc.	1,063,548

		2,130,288

	Food & Staples Retailing—0.9%
52,700	Casey’s General Stores, Inc.	1,044,514
48,700	Ruddick Corp.	1,243,311

		2,287,825

	Food Products—1.6%
40,100	Chiquita Brands International, Inc.	1,101,146
46,200	Corn Products International, Inc.	1,097,712
40,500	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,090,260
19,100	Lancaster Colony Corp.	819,772

		4,108,890

	Gas Utilities—4.1%
38,400	Atmos Energy Corp.	1,105,920
57,400	Cascade Natural Gas Corp.	1,176,700
36,000	Energen Corp.	1,261,800
62,300	ONEOK, Inc.	2,034,095
25,000	Peoples Energy Corp.	1,086,500
11,300	Southwest Gas Corp.	288,263
38,000	UGI Corp.	1,060,200
39,400	Vectren Corp.	1,131,962
34,000	WGL Holdings, Inc.	1,143,760

		10,289,200

	Health Care Equipment & Supplies—2.2%
32,800	Arrow International, Inc.	1,046,320
59,700	Cooper Cos., Inc. (The)	3,633,342
19,800	Invacare Corp.	878,328

		5,557,990

	Health Care Providers & Services—6.2%
89,900	American Healthways, Inc.(a)	3,800,073
54,100	AMERIGROUP Corp.(a)	2,174,820
70,400	Covance, Inc.(a)	3,158,848
41,500	Owens & Minor, Inc.	1,342,525
85,800	Pharmaceutical Product Development, Inc.(a)	4,020,588
21,300	Sunrise Senior Living, Inc.(a)	1,149,774

		15,646,628

	Hotels, Restaurants & Leisure—3.3%
35,000	Bob Evans Farms, Inc.	816,200
42,500	Brinker International, Inc.(a)	1,702,125
43,300	CEC Entertainment, Inc.(a)	1,822,497
53,200	Intrawest Corp. (Canada)	1,281,056

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	37

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Hotels, Restaurants & Leisure (cont’d.)
35,500	Landry’s Restaurants, Inc.	$1,068,195
55,750	Sonic Corp.(a)	1,702,048

		8,392,121

	Household Durables—7.0%
36,400	Harman International Industries, Inc.	2,961,504
101,200	Hovnanian Enterprises, Inc. (Class A shares)(a)	6,598,240
14,000	M.D.C. Holdings, Inc.	1,151,500
50,200	Meritage Homes Corp.(a)	3,990,900
20,000	M/I Homes, Inc.	1,082,000
52,646	Snap-On, Inc.	1,805,758

		17,589,902

	Industrial Conglomerates—0.4%
17,000	Teleflex, Inc.	1,009,290

	Insurance—6.4%
33,900	American Financial Group, Inc.	1,136,328
22,000	AmerUs Group Co.	1,057,100
39,700	Commerce Group, Inc. (The)	2,465,767
63,250	Delphi Financial Group, Inc. (Class A shares)	2,792,488
28,300	Hilb, Rogal & Hobbs Co.	973,520
20,000	LandAmerica Financial Group, Inc.	1,187,400
51,700	Philadelphia Consolidated Holding Co.(a)	4,382,091
23,000	Protective Life Corp.	971,060
21,500	United Fire & Casualty Co.	955,030

		15,920,784

	IT Services—1.1%
39,800	Global Payments, Inc.	2,698,440

	Machinery—5.4%
29,800	Albany International Corp. (Class A shares)	956,878
36,000	Barnes Group, Inc.	1,191,600
27,400	Bucyrus International, Inc. (Class A shares)	1,040,652
34,500	Crane Co.	907,350
42,000	Harsco Corp.	2,291,100
23,800	Kennametal, Inc.	1,091,230
33,000	Lincoln Electric Holdings, Inc.	1,093,950
36,500	Mueller Industries, Inc.	989,150
37,000	Regal-Beloit Corp.	1,078,920
22,000	Tecumseh Products Co. (Class A shares)	603,680
49,000	Valmont Industries, Inc.	1,264,200
26,000	York International Corp.	988,000

		13,496,710

See Notes to Financial Statements

38	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Marine—0.4%
21,100	General Maritime Corp.	$894,640

	Metals & Mining—2.2%
95,000	Agnico-Eagle Mines Ltd. (Canada)	1,197,000
30,600	Arch Coal, Inc.	1,666,782
15,000	Commercial Metals Co.	357,300
88,500	Goldcorp, Inc. (Canada)	1,396,530
8,000	IPSCO, Inc. (Canada)	349,600
11,100	Quanex Corp.	588,411

		5,555,623

	Multi-Utilities & Unregulated Power—0.5%
40,200	National Fuel Gas Co.	1,162,182

	Media—1.5%
58,000	Handleman Co.	957,580
44,700	Scholastic Corp.(a)	1,723,185
108,600	Sinclair Broadcast Group, Inc. (Class A shares)	986,088

		3,666,853

	Oil, Gas & Consumable Fuels—8.2%
170,750	Cabot Oil & Gas Corp.	5,925,024
132,800	Chesapeake Energy Corp.	3,027,840
45,000	Frontier Oil Corp.	1,320,750
20,000	Frontline Ltd. (Bermuda)	804,800
2,200	Holly Corp.	102,674
28,000	Massey Energy Co.	1,056,160
45,000	Range Resources Corp.	1,210,500
47,000	St. Mary Land & Exploration Co.	1,362,060
57,800	Swift Energy Co.(a)	2,070,396
25,000	Teekay Shipping Corp. (Bahamas)	1,097,500
48,400	Vintage Petroleum, Inc.	1,474,748
31,000	Western Gas Resources, Inc.	1,081,900

		20,534,352

	Paper & Forest Products—0.5%
24,000	Potlatch Corp.	1,255,920

	Pharmaceuticals—2.3%
35,325	Barr Pharmaceuticals, Inc.(a)	1,721,741
71,350	KV Pharmaceutical Co. (Class A shares)(a)	1,195,113
136,664	Nabi Biopharmaceuticals(a)	2,081,392
62,600	Perrigo Co.	872,644

		5,870,890

	Real Estate Investment Trust—4.5%
52,500	Annaly Mortgage Management, Inc.	941,325
42,200	Entertainment Properties Trust	1,941,200
29,200	Equity One, Inc.	662,840
23,900	First Industrial Realty Trust, Inc.	953,610

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Real Estate Investment Trust (cont’d.)
23,400	Healthcare Realty Trust, Inc.	$903,474
82,500	HRPT Properties Trust	1,025,475
46,800	Nationwide Health Properties, Inc.	1,104,948
41,000	New Plan Excel Realty Trust	1,113,970
12,000	Shurgard Storage Centers, Inc.	551,520
30,500	SL Green Realty Corp.	1,967,250

		11,165,612

	Road & Rail—0.4%
28,000	Arkansas Best Corp.	890,680

	Specialty Retail—2.1%
42,400	Borders Group, Inc.	1,073,144
30,800	Burlington Coat Factory Warehouse Corp.	1,313,312
47,000	Claire’s Stores, Inc.	1,130,350
76,400	Stein Mart, Inc.	1,680,800

		5,197,606

	Textiles, Apparel & Luxury Goods—2.4%
28,000	Brown Shoe Co., Inc.	1,096,200
22,100	Kellwood Co.	594,490
98,800	Phillips-Van Heusen Corp.	3,229,772
53,000	Russell Corp.	1,083,850

		6,004,312

	Thrifts & Mortgage Finance—3.3%
51,300	Accredited Home Lenders Holding Co.(a)	2,257,200
45,000	Astoria Financial Corp.	1,281,150
43,600	BankUnited Financial Corp. (Class A shares)	1,178,944
34,500	Commercial Federal Corp.	1,161,960
50,000	Fremont General Corp.	1,216,500
44,440	Washington Federal, Inc.	1,045,229

		8,140,983

	Tobacco—0.7%
30,000	Loews Corp. —Carolina Group	999,600
20,000	Universal Corp.	875,600

		1,875,200

	Trading Companies & Distributors—1.7%
35,400	GATX Corp.	1,221,300
69,000	Watsco, Inc.	2,939,400

		4,160,700

	Total long-term investments (cost $169,667,886)	245,017,860

See Notes to Financial Statements

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	SHORT-TERM INVESTMENT—1.5%

	Money Market Mutual Fund
3,874,584	Dryden Core Investment Fund—Taxable Money Market Series (cost $3,874,584; Note 3)(b)	$3,874,584

	Total Investments—99.5% (cost $173,542,470; Note 5)	248,892,444
	Other assets in excess of liabilities—0.5%	1,239,631

	Net Assets—100%	$250,132,075

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund— Taxable Money Market Series.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 were as follows:

Oil & Gas	8.2%
Household Durables	7.0
Insurance	6.4
Health Care Providers & Services	6.2
Machinery	5.4
Real Estate Investment Trust	4.5
Gas Utilities	4.1
Chemicals	3.6
Commercial Services & Supplies	3.4
Hotels, Restaurants & Leisure	3.3
Thrifts & Mortgage Finance	3.3
Electronic Equipment	3.2
Capital Markets	2.7
Textiles, Apparel & Luxury Goods	2.4
Pharmaceuticals	2.3
Commercial Banks	2.2
Consumer Finance	2.2
Health Care Equipment & Supplies	2.2
Metals & Mining	2.2
Electric Utilities	2.1
Specialty Retail	2.1
Auto Components	1.9
Trading Companies & Distributors	1.7
Diversified Telecommunications	1.6
Food Products	1.6
Media	1.5
Money Market Mutual Fund	1.5
Aerospace & Defense	1.4
IT Services	1.1
Energy Equipment & Services	0.9
Food & Staples Retailing	0.9
Construction Materials	0.8
Biotechnology	0.7

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

Tobacco	0.7%
Beverages	0.5
Multi-Utilities & Unregulated Power	0.5
Paper & Forest Products	0.5
Airlines	0.4
Building Products	0.4
Electrical Equipment	0.4
Industrial Conglomerates	0.4
Marine	0.4
Road & Rail	0.4
Containers & Packaging	0.3

99.5
Other assets in excess of liabilities	0.5

100.0%

See Notes to Financial Statements

42	THE TARGET PORTFOLIO TRUST

International Equity Portfolio	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.3%

	Common Stocks

	Australia—2.6%
146,000	BlueScope Steel Ltd.	$906,971
4,300	Boehler-Uddeholm AG	567,945
15,100	Commonwealth Bank of Australia	435,311
287,600	CSR Ltd.	584,582
317,300	David Jones Ltd.	453,030
125,000	Santos Ltd.	1,072,415
43,500	Suncorp-Metway Ltd.	664,316
238,000	Telstra Corp. Ltd.	915,399

		5,599,969

	Belgium—0.6%
54,500	Dexia	1,198,299

	Brazil—2.9%
69,700	Empresa Brasileira de Aeronautica SA ADR	2,304,979
73,500	Petroleo Brasileiro SA ADR	3,831,554

		6,136,533

	Canada—2.3%
90,700	Rogers Communications, Inc.(a)	2,975,954
90,300	Shaw Communications, Inc.(a)	1,879,407

		4,855,361

	China—1.5%
5,008,100	China Petroleum & Chemical Corp.	1,952,110
33,900	Shanda Interactive Entertainment Ltd. ADR(a)	1,247,181

		3,199,291

	Denmark—1.6%
6,300	Danisco A/S	408,811
21,000	Danske Bank SA	630,780
46,800	Novo Nordisk SA	2,378,673

		3,418,264

	Finland—0.6%
38,500	OKO Bank	627,367
45,100	Rautaruukki Oyj	672,776

		1,300,143

	France—7.3%
23,900	BNP Paribas	1,632,369
22,600	Bouygues	934,261
41,300	Carrefour SA	1,997,373

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	43

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	France (cont’d.)
4,200	Ciments Francais	$409,852
11,800	CNP Assurances	753,154
16,000	Compagnie Generale des Etablissements Michelin	971,587
4,600	Natexis Banques Populaires	667,228
15,000	PSA Peugeot Citroen	884,579
11,300	Rallye SA	524,913
8,200	Renault SA	720,224
45,600	Sanofi-Aventis	3,734,556
4,700	Societe Generale	476,597
53,400	Suez SA	1,443,418
1,700	Total SA	397,795

		15,547,906

	Germany—7.4%
12,600	Adidas-Salomon AG	2,106,167
22,400	BASF AG	1,482,608
23,900	Bayerische Motoren Werke (BMW) AG	1,087,341
17,900	Deutsche Bank AG	1,393,056
32,200	Deutsche Boerse AG	2,503,267
52,385	Fraport AG Frankfurt Airport Services Worldwide	2,211,255
5,000	Fresenius AG	573,009
17,900	Man AG	741,238
4,500	Puma AG Rudolf Dassler Sport	1,112,092
7,500	Rheinmetall AG	376,298
25,200	Salzgitter AG	681,935
45,400	ThyssenKrupp AG	784,895
31,100	TUI AG	768,554

		15,821,715

	Greece—0.1%
8,700	National Bank of Greece SA	294,820

	Hong Kong—2.0%
1,150,400	Chaoda Modern Agriculture	453,431
620,900	China Merchants Holdings International Co. Ltd.	1,201,978
704,600	CNOOC Ltd.	417,580
541,500	Hong Kong Exchanges And Clearing Ltd.	1,396,728
159,280	Orient Overseas International Ltd.	694,140

		4,163,857

	India—0.4%
39,600	ICICI Bank Ltd. ADR	865,260

	Ireland—1.6%
53,900	Allied Irish Banks PLC	1,154,525
140,400	Bank of Ireland	2,262,909

		3,417,434

See Notes to Financial Statements

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Italy—1.8%
107,900	Enel SpA	$941,617
61,800	ENI-Entre Nazionale Idrocarburi SpA	1,587,936
42,300	Riunione Adriatica di Sicurta SpA	822,087
26,400	San Paolo IMI SpA	361,719

		3,713,359

	Japan—15.3%
4,654	Aiful Corp.	346,031
30,300	Alpine Electronics, Inc.	439,148
37,000	Alps Electric Co. Ltd.	564,135
31,700	Asahi Breweries Ltd.	377,494
436,000	Bank of Fukoaka Ltd. (The)	2,571,667
38,900	Canon, Inc.	2,038,925
27,300	CMK Corp.	461,039
178,000	Cosmo Oil Company Ltd.	753,590
145,000	Denki Kagaku Kogyo KK	519,438
68,900	FamilyMart Co. Ltd.	1,972,140
70,700	Hitachi Koko Co. Ltd.	661,939
102,000	Hitachi Ltd.	616,726
30,100	Hokkaido Electric Power Co., Inc.	615,250
80,300	Hokuetsu Paper Mills Ltd.	422,906
24,100	Honda Motor Co. Ltd.	1,183,662
38,000	Hosiden Corp.	383,195
67,000	Japan Securities Finance Co. Ltd.	425,371
20,700	JS Group Corp.	349,729
94,700	Kaken Pharmaceutical Co. Ltd.	647,973
112,800	Kurabo Industries Ltd.	279,675
23,600	Kyushu Electric Power Co., Inc.	512,433
286,000	Marubeni Corp.	975,140
271,000	Mitsubishi Chemical Corp.	789,275
300	Nippon Telegraph & Telephone Corp.	1,282,790
25,400	Nipro Corp.	373,364
115,100	Nissan Motor Co. Ltd.	1,137,883
166,200	NSK Ltd.	849,645
269,800	Osaka Gas Co. Ltd.	847,644
97,100	Rengo Co. Ltd.	515,270
35,300	Ricoh Co. Ltd.	549,574
52,000	Rohto Pharmaceutical Co. Ltd.	674,571
18,400	Sanyo Electric Credit Co. Ltd.	369,550
195,000	Sumitomo Osaka Cement Co. Ltd.	515,946
54,500	Sumitomo Trust & Banking Co. Ltd. (The)	329,813
146,000	Taiheiyo Cement Corp.	388,262
12,700	Takefuji Corp.	854,772
82,000	Tanabe Seiyaku Co. Ltd.	787,221
18,400	Tokyo Ohka Kogyo Co. Ltd.	387,009
123,400	Toyota Motor Corp.	4,403,626
33,000	UNY Co. Ltd.	373,884

		32,547,705

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	45

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Mexico—2.4%
47,100	America Movil ADR Series L	$2,807,631
564,400	Wal-Mart de Mexico SA de CV	2,297,029

		5,104,660

	Netherlands—3.7%
40,259	ABN AMRO Holding NV	989,077
77,000	Euronext NV	2,600,529
59,700	ING Groep NV ADR	1,678,008
58,400	Koninklijke KPN NV	488,426
29,100	Royal Dutch Petroleum Co.	1,891,768
6,600	Stork NV	273,140

		7,920,948

	Norway—1.3%
10,500	Norsk Hydro ASA	954,503
178,600	Tandberg ASA	1,901,225

		2,855,728

	Portugal—0.2%
151,000	Energias de Portugal SA	379,334

	Singapore—1.6%
432,400	MobileOne Ltd.	557,764
281,000	Neptune Orient Lines Ltd.	628,974
1,382,900	Singapore Telecommunications Ltd.	2,267,156

		3,453,894

	South Korea—3.0%
28,470	Hyundai Motor Co.	1,568,329
44,040	Kookmin Bank	1,987,587
2,600	Samsung Electronics Co. Ltd.	1,231,348
63,160	Shinhan Financial Group Co. Ltd	1,627,522

		6,414,786

	Spain—3.4%
32,900	Banco Bilbao Vizccaya Argentaria SA	505,504
47,000	Banco Santander Central Hispano SA	544,128
9,800	Cia Espanola de Petroleos	426,714
42,800	Endesa SA	994,869
55,100	Promotora de Informaciones SA	1,065,968
37,600	Repsol YPF SA	954,218
57,600	Sogecable SA(a)	2,041,844
22,000	Union Fenosa SA	669,479

		7,202,724

See Notes to Financial Statements

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Sweden—1.0%
146,400	Nordea Bank AB	$1,326,521
62,200	Skanska AB	766,431

		2,092,952

	Switzerland—7.9%
2,000	Georg Fischer AG(a)	610,691
3,600	Givaudan	2,090,983
15,548	Logitech International SA(a)	500,419
58,600	Novartis AG	2,782,132
1,900	Rieter Holding AG	525,639
17,200	Roche Holding AG	2,170,245
800	Sika AG	498,570
1,400	Sulzer AG	576,528
2,400	Swisscom AG	782,133
64,400	UBS AG	5,020,311
3,300	Verwaltungs-und Privat-Bank AG	483,558
4,600	Zurich Financial Services AG	788,994

		16,830,203

	United Kingdom—23.9%
19,400	Alliance & Leicester PLC	303,037
58,500	Arriva PLC	569,970
115,800	Aviva PLC	1,285,822
143,600	BAE SYSTEMS PLC	735,749
434,500	Barclays PLC	4,306,872
39,600	BP PLC ADR	2,470,248
137,900	Bradford & Bingley PLC	806,907
69,200	Britannic Group PLC	599,470
416,400	BT Group PLC	1,714,834
237,800	Burberry Group PLC	1,714,248
260,100	Cadbury Schweppes PLC	2,475,230
48,200	Dairy Crest Group PLC	429,453
93,000	Firstgroup PLC	547,520
148,100	GlaxoSmithKline PLC	3,578,613
101,700	Hanson PLC	975,432
128,000	HBOS PLC	1,967,951
103,500	House Of Fraser PLC	200,926
80,600	Interserve PLC	519,344
73,100	Kelda Group PLC	913,478
551,900	Kingfisher PLC	2,421,276
73,400	Legal & General Group PLC	150,675
490,600	Lloyds TSB Group PLC	4,143,121
126,000	Mitchells & Butlers PLC	755,442
231,500	New Dixons Group PLC	648,947
184,500	Northern Foods PLC	521,681
183,900	Northumbrian Water Group PLC	738,602
423,100	Old Mutual PLC	922,185
345,800	Pilkington PLC	740,101
135,700	Scottish Power PLC	1,204,080

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	47

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	United Kingdom (cont’d.)
39,300	Severn Trent PLC	$714,414
124,709	Shanks Group PLC	322,312
254,800	Shell Transport & Trading Co. PLC	2,467,134
82,500	Tate & Lyle PLC	703,515
146,100	Taylor Woodrow PLC	881,217
525,400	Tesco PLC	2,993,216
54,900	TT Electronics PLC	178,493
40,000	Viridian Group PLC	558,658
82,300	Vodafone Group PLC ADR	2,001,536
50,600	Willis Group Holdings Ltd.	1,655,632

		50,837,341

	United States—1.9%
62,000	Amdocs Ltd.(a)	1,638,660
31,200	Schlumberger Ltd.	2,369,328

		4,007,988

	Total long-term investments (cost $208,964,260)	209,180,474

	SHORT-TERM INVESTMENT—0.7%

	Money Market Mutual Fund
1,507,220	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,507,220; Note 3)(b)	1,507,220

	Total Investments(c)—99.0% (cost $210,471,480; Note 5)	210,687,694
	Other assets in excess of liabilities(d)—1.0%	2,083,084

	Net Assets—100%	$212,770,778

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(c)	As of June 30, 2005, 173 securities representing $180,117,542 and 85.5% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	Other assets in excess of liabilities includes net unrealized appreciation on foreign currency exchange contracts of:

See Notes to Financial Statements

48	THE TARGET PORTFOLIO TRUST

Foreign currency exchange contracts outstanding at June 30, 2005:

Sale Contracts	Value at Settlement Date Receivable	Value at June 30, 2005	Unrealized Appreciation (Depreciation)
Euros,
expiring 10/21/05	$12,549,120	$11,617,494	$931,626
expiring 12/02/05	2,850,574	2,783,358	67,216
Pound Sterling,
expiring 12/05/05	10,799,100	10,750,184	48,916
Mexican Nuevo Peso,
expiring 12/06/05	4,757,646	4,950,080	(192,434)

	$30,956,440	$30,101,116	$855,324

The industry classification of portfolio holdings and other assets in excess of liabilities shown as percentage of net Assets as of June 30, 2005 were as follows:

Banking	19.1%
Telecommunications	10.0
Oil and Gas	9.6
Pharmaceuticals	7.9
Automotive	6.0
Diversified Financial Services	5.3
Retail	5.0
Food & Beverage	4.7
Insurance	3.6
Electric	2.8
Chemicals	2.7
Building Materials	2.0
Engineering and Construction	1.8
Apparel and Accessories	1.8
Iron and Steel	1.7
Aerospace and Defense	1.4
Transportation	1.0
Water supply	1.0
Office and Business Equipment	1.0
Diversified Manufacturing	1.0
Communication	0.9
Energy-Integrated	0.7
Electronics	0.7
Machinery-Diversified	0.7
Mutual Fund	0.7
Internet	0.6
Semiconductors	0.6
Electronic Equipment and Components	0.5
Media	0.5
Distributors	0.4
Health Care	0.4
Forest Products	0.4
Homebuilders	0.4
Metal—Process & Fabrication	0.4
Leisure Time	0.4

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	49

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

Electrical equipment & supplies	0.3%
Commercial Services	0.2
Computers	0.2
Agriculture	0.2
Home furnishings	0.2
Environmental controls	0.1
Textiles	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements

50	THE TARGET PORTFOLIO TRUST

International Bond Portfolio	Portfolio of Investments As of June 30, 2005 (Unaudited)

PRINCIPLE AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—122.4%

		Denmark—0.5%
		Danish Gov’t. Bonds,
DKK	1,100	6.00%, 11/15/11	$213,541

		Eurobonds—69.1%
		Arena BV, Series 2003-I, Class A2,
EUR	500	4.30%, 5/19/55(c)	649,371
		Argo Mortgage Ser. L, Series 1, Class A,
	275	2.39%, 10/28/36(c)	334,169
		Atlantes Mortgage PLC, Series 1, Class A,
	235	2.407%, 1/17/36(c)	286,003
		Austrian Gov’t. Bonds,
	1,000	3.71%, 5/3/07	674,572
	560	4.00%, 7/15/09	719,964
		Bayerische Hypo-und Vereinsbank AG,
	400	4.75%, 9/19/07	510,887
		Belgian Gov’t. Bonds,
	1,100	4.25%, 9/28/14	1,453,192
		Chase CCMT, Series 1998-4, Class A,
	300	5.00%, 8/15/08	390,343
		Chester Asset Receivables,
	500	6.125%, 10/15/10	703,716
		Citibank Credit Card Issuance Trust, Series 2001-A4,
	650	5.375%, 4/11/11	889,460
		Credit Suisse Group Capital Guernsey V Ltd.,
	80	6.905%, 11/29/49(b)	115,352
		Deutsche Bundesrepublik, Series 00,
	200	5.25%, 1/4/11	274,979
		Deutsche Bundesrepublik, Series 03,
	1,100	4.25%, 1/4/14	1,457,183
	100	4.75%, 7/4/34	144,347
		Deutsche Bundesrepublik, Series 04,
	100	4.25%, 7/4/14	132,482
		Deutsche Bundesrepublik, Series 94,
	800	6.25%, 1/4/24	1,321,905
		Deutsche Genossenschaft Hypothekebank,
	300	5.75%, 1/22/07	383,173
		Deutsche Telekom International Finance BV,
	70	7.50%, 1/24/33	122,882
		Dutch MBS BV, Series-X, Class A,
	500	2.43%, 10/2/79(c)	608,293
		Federal Republic of Germany,
	500	6.50%, 7/4/27	868,587
	560	5.625%, 1/4/28	882,969

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	51

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

PRINCIPLE AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

		Eurobonds—(cont’d.)
		Finnish Gov’t. Bonds,
EUR	1,590	2.75%, 7/4/06	$1,938,619
	1,450	5.375%, 7/4/13	2,060,631
	2,010	4.25%, 7/4/15	2,674,043
		French Gov’t. Bonds,
	1,280	5.75%, 10/25/32	2,101,741
		German Post Pensions, Series 2,
	100	3.375%, 1/18/16	121,433
		Goldman Sachs Group, Inc.,
	80	5.125%, 4/24/13	107,826
		Hilton Group Finance PLC,
	60	6.50%, 7/17/09	82,036
		Inter-American Development Bank,
	900	5.50%, 3/30/10	1,232,821
		MBNA Credit Card Master Trust, Series 2002-A2, Class A,
	550	5.60%, 7/17/14	768,960
		Mizuho Finance Group Cayman Ltd.,
	100	4.75%, 4/15/14(b)	128,732
		Netherlands Gov’t. Bonds,
	600	3.75%, 7/15/09	764,814
	400	7.50%, 1/15/23	736,801
		Permanent Financing PLC,
	500	5.10%, 6/11/07	637,239
		Portuguese Obrigacoes do Tesouro OT,
	1,320	3.00%, 7/17/06	1,613,220
		RBS Capital Trust II, Class A,
	50	6.467%, 12/29/49(b)	71,768
		Royal Bank of Scotland PLC (The),
	40	6.125%, 2/5/13	57,853
		SLM Student Loan Trust (The),
	250	3.80%, 6/17/10	317,561
		Spanish Gov’t. Bonds,
	1,600	4.40%, 1/31/15	2,140,265
	100	4.20%, 1/31/37	132,113
		Zurich Finance (USA), Inc.,
	100	5.75%, 10/2/23(c)	135,383

			30,747,688

		Japan—18.0%
		Japanese Gov’t. Bonds,
JPY	246,000	0.60%, 9/20/08	2,247,598
	187,000	0.60%, 3/20/09	1,707,864
	9,000	1.50%, 12/20/11	85,671
	14,000	1.50%, 3/20/12	133,108
	94,000	1.20%, 9/20/12	874,813

See Notes to Financial Statements

52	THE TARGET PORTFOLIO TRUST

PRINCIPLE AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

		Japan—(cont’d.)
JPY	145,000	1.40%, 12/20/13	$1,355,053
	110,000	1.60%, 6/20/14	1,039,063
	59,600	2.30%, 5/20/30	561,225

			8,004,395

		United Kingdom—9.9%
		European Investment Bank,
GBP	5	7.625%, 12/7/06	9,367
		United Kingdom Treasury Stocks,
	2,200	5.75%, 12/7/09	4,211,348
	100	5.00%, 9/7/14	190,529

			4,411,244

		United States—24.9%
		Chase Funding Loan Acquisition Trust,
USD	35	3.64%, 1/25/33(c)	34,856
		CIT Group Home Equity Loan Trust,
	11	3.60%, 3/25/33(c)	10,989
		Development Bank Of Japan,
	500	4.25%, 6/9/15	498,734
		Federal National Mortgage Association,
	46	3.50%, 3/25/09	45,492
	200	6.125%, 3/15/12	223,665
	3,659	5.50%, 4/1/33 - 7/1/35	3,711,716
	100	3.36%, 7/25/35	100,031
		Federal Republic of Brazil,
	100	9.23%, 6/29/09(c)	116,000
	270	10.50%, 7/14/14	319,275
		Long Beach Mortgage Loan Trust,
	16	3.63%, 7/25/33(c)	15,801
		Mizuho Preferred Capital, Series 144A,
	100	8.79%, 12/29/49	110,330
		Morgan Stanley Capital, Series 2004-HE9, Class A-3A,
	49	3.46%, 11/25/34(c)	49,501
		Republic of Peru,
	100	9.125%, 2/21/12	117,500
		Russian Gov’t. Bonds,
	200	5.00%, 3/31/30	223,280
		Small Business Administration Participation, Series 2005-20E,
	100	4.84%, 5/1/25	101,488
		South Africa Gov’t. Bonds,
	200	7.375%, 4/25/12	230,000
		United States Treasury Bonds,
	500	4.25%, 11/15/14(d)	511,738
	1,200	8.875%, 2/15/19(d)	1,783,923
		United States Treasury Notes,
	800	8.75%, 5/15/17(d)	1,148,656
	400	4.875%, 2/15/12(d)	424,812
	700	4.25%, 8/15/13 - 8/15/14(d)	717,047

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	53

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

PRINCIPLE AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

		United States—(cont’d.)
		United States Treasury Notes, TIPS,
USD	611	1.625%, 1/15/15(d)	$608,718

			11,103,552

		Total long-term investments (cost $51,805,523)	54,480,420

		SHORT-TERM INVESTMENTS—0.7%

		U.S. Government Securities
	315	United States Treasury Bills, 2.99%, 9/15/05(a)(d) (cost $313,040)	313,006

		Total Investments, Before Outstanding Options Written and Securities Sold Short—123.1% (cost $52,118,563; Note 5)	54,793,426

	Contracts	OUTSTANDING OPTIONS WRITTEN(e)
		United States
		Call Options
		United States Treasury Notes,
	(4)	expiring 8/26/05 @ $114	(2,625)
	(13)	United States Treasury Notes, expiring 8/26/05 @ $116	(1,828)
		Put Options
	(3)	United States Treasury Notes, expiring 8/26/05 @ $111	(188)
	(4)	United States Treasury Notes, expiring 8/26/05 @ $114	(937)

		Total outstanding options written (premiums received $11,834)	(5,578)

PRINCIPLE AMOUNT (000)		INVESTMENTS SOLD SHORT—(5.2)%

		Eurobonds—(0.7)%
		Deutsche Bundesrepublik, Series 00,
EUR	(200)	5.25%, 1/4/11	(274,979)

		United Kingdom—(4.3)%
		United Kingdom Treasury Stocks,
GBP	(1,000)	5.75%, 12/7/09	(1,914,249)

		United States—(0.2)%
		United States Treasury Notes,
USD	(100)	4.875%, 2/15/12	(106,203)

		Total investments sold short (proceeds $2,305,068)	(2,295,431)

		Total Investments, Net of Outstanding Options Written and Securities Sold Short—117.9% (cost $49,801,661)	52,492,417
		Liabilities in excess of other assets(f)—(17.9%)	(7,965,119)

		Net Assets—100%	$44,527,298

See Notes to Financial Statements

54	THE TARGET PORTFOLIO TRUST

Portfolio securities are classified according to the securities currency denomination.

DKK—Danish Krone.

EUR—Euro.

GBP—British Pound.

JPY—Japanese Yen.

USD—United States Dollar.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable Rate instruments without fixed maturity date. Maturity date shown is the next callable date for the instrument.
(c)	Variable Rate instruments. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Securities with an aggregate market value of $5,507,900 have been segregated with the custodian to cover margin requirements for futures contracts, forwards, swaps, and written options open at June 30, 2005.
(e)	Non-income producing security.
(f)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, currency exchange contracts and interest rate swaps of:

Open future contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at June 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
29	90 day Euro	Dec. 2005	$6,962,175	$6,963,112	$(937)
5	US Long Bond (CBT)	Sep. 2005	593,750	591,875	1,875
3	Euro-BUND	Sep. 2005	448,363	443,958	4,405
1	10 yr. Japanese Bond	Sep. 2005	1,273,104	1,267,588	5,516

					$10,859

	Short Position:
18	10 yr. T-Note	Sep. 2005	2,042,437	2,037,867	$(4,570)

Foreign currency exchange contracts outstanding at June 30, 2005:

Purchase Contracts	Value at Settlement Date Payable	June 30, 2005	Unrealized Appreciation (Depreciation)
Canadian Dollars,
expiring 7/19/05 .	$36,199	$36,744	$545
Euros,
expiring 7/26/05 .	2,170,316	2,145,096	(25,220)
Indian Rupee,
expiring 9/21/05 .	29,872	29,925	53
Japanese Yen,
expiring 7/13/05 .	16,997	16,737	(260)
Peru Nuevos Soles,
expiring 9/14/05 .	19,968	19,964	(4)
Pound Sterling,
expiring 7/19/05 .	333,188	327,637	(5,551)
Singapore Dollars,
expiring 9/20/05 .	10,189	10,118	(71)
Taiwan New-Dollars,
expiring 9/21/05 .	38,948	38,424	(524)

	$2,655,677	$2,624,645	$(31,032)

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	55

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

Sale Contracts	Value at Settlement Date Receivable	Value at June 30, 2005	Unrealized Appreciation (Depreciation)
Danish Krones,
expiring 9/08/05 .	$228,424	$224,727	$3,697
Euros,
expiring 7/26/05 .	27,390,675	27,389,641	1,034
expiring 7/26/05 .	831,539	828,484	3,055
expiring 7/26/05 .	242,270	242,247	23
Japanese Yen,
expiring 7/13/05 .	7,315,819	7,030,238	285,581
Pound Sterling,
expiring 7/19/05 .	149,144	146,810	2,334
expiring 7/19/05 .	382,391	379,558	2,833

	$36,540,262	$36,241,705	$298,557

Interest rate swap agreements outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	12/15/2015	$4,600,000	5.00%	3 month LIBOR	$12,997
Barclays Bank PLC(1)	6/18/2034	200,000	5.00%	6 month LIBOR	(688)
Barclays Bank PLC(2)	9/15/2010	700,000	5.00%	6 month LIBOR	7,267
Goldman Sachs Capital Markets, L.P.(1)	12/15/2015	300,000	5.00%	3 month LIBOR	841
Goldman Sachs Capital Markets, L.P.(1)	12/15/2012	3,000,000	5.00%	3 month LIBOR	(31,422)
Goldman Sachs Capital Markets, L.P.(1)	6/17/2015	3,300,000	4.50%	6 month LIBOR	(161,120)
Merrill Lynch(1)	12/16/2014	1,000,000	5.50%	3 month LIBOR	(4,507)
Merrill Lynch(2)	12/16/2019	1,200,000	6.00%	3 month LIBOR	4,661
Lehman Brothers, Inc.(1)	12/15/2012	1,200,000	5.00%	3 month LIBOR	(12,569)
Lehman Brothers, Inc.(2)	9/15/2010	1,100,000	5.00%	6 month LIBOR	11,253
Morgan Stanley Capital Services(1)	6/17/2015	900,000	4.50%	6 month LIBOR	(1,000)

					$(174,287)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

See Notes to Financial Statements

56	THE TARGET PORTFOLIO TRUST

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net Assets as of June 30, 2005:

Foreign Government Securities	63.2%
U.S. Government and Agency Securities	21.2
Banking	15.1
Sovereign Issues	7.0
Collaterized Mortgage Loan Securities	4.3
Collaterized Creditcards	3.7
Asset Backed Securities	2.7
Diversified Financial Services	1.9
U.S. Government Obligations	1.8
Collaterized Student Loan Obligations	0.7
Insurance	0.3
Telecommunications	0.3
Pension, health, and welfare funds	0.3
Finance, Taxation, & Monetary Policy	0.2
Mortgage bankers and brokers	0.2
Lodging	0.2

123.1
Securities Sold Short	(5.2)
Other liabilities in excess of other assets	(17.9)

100.0%

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	57

Total Return Bond Portfolio	Portfolio of Investments As of June 30, 2005 (Unaudited)

MOODY’S RATING (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—145.5%

		Corporate Bonds—8.4%

		Airlines—0.3%
		United Airlines, Inc., Equipment Trust,
Ca	$1,000	10.85%, 2/19/15(c)	$432,500

		Automobiles—1.2%
		DaimlerChrysler NA Holding Corp., Gtd.,
A3	1,800	3.61%, 3/7/07(b)	1,794,278
		General Motors Corp.,
Baa2	400	8.375%, 7/15/33	334,000

			2,128,278

		Capital Markets—0.9%
		European Investment Bank,
Aaa	JPY 163,000	3.00%, 9/20/06	1,521,061

		Financial Services—3.0%
		Ford Motor Credit Co.,
A2	$900	7.375%, 2/1/11	876,694
		Ford Motor Credit Co., Notes,
A3	1,000	7.00%, 10/1/13	959,479
		General Motors Acceptance Corp., Notes,
Baa1	1,500	6.875%, 9/15/11	1,384,632
		HSBC Bank USA,
AA2	800	3.51%, 9/21/07(b)	800,303
		PEMEX Project Funding Master Trust, Gtd. Notes,
Baa1	500	8.00%, 11/15/11	568,000
Baa1	250	9.125%, 10/13/10	292,750
		PP&L Capital Funding Trust I, Gtd. Notes,
Ba1	200	7.29%, 5/18/06	204,812

			5,086,670

		Hotels, Restaurants & Leisure—0.9%
		Harrah’s Operating Co., Inc.,
Aaa	1,500	5.625%, 6/1/15(f)	1,527,822

		Telecommunications Services—1.0%
		Qwest Corp., Debs.,
Ba1	250	7.50%, 6/15/23	230,625
		Qwest Corp., Sr. Notes,
Ba3	1,500	7.625%, 6/15/15(f)	1,531,875

			1,762,500

See Notes to Financial Statements

58	THE TARGET PORTFOLIO TRUST

MOODY’S RATING (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Utilities-Gas and Electric—1.1%
		CenterPoint Energy Resources Corp. Notes,
Ba1	$400	8.125%, 7/15/05	$400,771
		El Paso Corp., Sr. Notes, MTN,
Caa1	750	7.75%, 1/15/32	731,250
Caa1	500	7.80%, 8/1/31	486,250
		Pacific Gas & Electric Co., First Mtge.,
Baa2	82	3.82%, 4/3/06(b)	82,000
		TXU Energy Co.,
Baa2	201	3.92%, 1/17/06(b)	200,943

			1,901,214

		Total corporate bonds (cost $15,110,995)	14,360,045

		U.S. Government Agency Mortgage Backed Securities—70.2%
		Federal Home Loan Mortgage Corp.,
	94	4.61%, 1/1/24(b)	95,732
	69	5.50%, 4/1/29 - 6/1/29	70,688
	142	6.00%, 9/1/22	146,302
	107	7.50%, 9/1/16 - 7/1/17	115,039
	1,355	8.00%, 9/15/29	1,454,468
	1	9.25%, 1/1/10	1,174
		Federal National Mortgage Association,
	251	3.655%, 1/1/20(b)	256,949
	18,000	4.00%, 7/1/18 TBA	17,628,751
	163	4.12%, 5/1/36(b)	166,158
	7,990	4.50%, 8/1/33 - 6/1/35	7,820,095
	239	5.00%, 1/1/19 - 3/1/35	243,141
	75,317	5.50%, 4/1/34 - 7/15/35 TBA	76,381,492
	14,374	6.00%, 11/1/16 – 7/14/34	14,733,955
	348	6.50%, 4/1/21 - 9/1/21	362,496
		Government National Mortgage Association,
	51	3.375%, 6/20/23(b)	50,680
	149	3.75%, 7/20/22 - 7/20/27(b)	149,724
	108	4.00%, 11/20/29(b)	109,231
	173	4.125%, 10/20/26 - 10/20/27(b)	175,665
	211	4.375%, 2/20/17 - 2/20/26(b)	214,606
	129	8.50%, 6/15/30 - 8/20/30	139,836

		Total U.S. government agency mortgage backed securities (cost $119,730,747)	120,316,182

		Collateralized Mortgage Obligations—3.5%
		American Housing Trust 1, Series 1-5, Class A,
Aaa	4	8.625%, 8/25/18	3,566
		Bear Stearns Alt-A Trust, Series 2005-4,
Aaa	872	5.45%, 5/25/35(b)(f)	883,262
		Bear Stearns ARM Trust, Series 2002-11, Class A,
Aaa	179	5.64%, 2/25/33(b)(f)	181,026

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	59

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

MOODY’S RATING (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Collateralized Mortgage Obligations—(con’d.)
		Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class M0A1,
Aaa	$1,700	3.40%, 3/15/20(b)	$1,699,626
		Indymac ARM Trust, Series 2001, Class A,
Aaa	19	3.91%, 1/25/32(b)(f)	19,131
		Residential Funding Mortgage Securities I, Series 2003-S9, Class A1,
Aaa	147	6.50%, 3/25/32(f)	149,262
		Washington Mutual, Inc.,
Aaa	2,961	3.36%, 12/25/27(b)(f)	2,958,248

		Total collateralized mortgage obligations (cost $5,898,817)	5,894,121

		Municipals—5.3%
		Du Page County Illinois, Limited Tax,
Aaa	500	5.00%, 1/1/31	521,875
		Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices,
Aaa	500	5.00%, 3/1/21	534,955
		Golden State Tobacco Securitization Corp., California State Tobacco Settlement, Revenue, Series 2003, Class A-1,
Baa2	500	6.25%, 6/1/33	544,845
Baa2	400	6.75%, 6/1/39	450,276
		Massachusetts State Water Resources Authority, Series J,
Aaa	750	5.00%, 8/1/32	786,353
		Minnesota State Revenue,
Aa1	600	5.00%, 8/1/13	670,380
		New York City Trust Cultural Resources, Museum of Modern Art, Series, 2001, Class D,
Aaa	1,500	5.125%, 7/1/31	1,595,625
		South Carolina State Highway, Series B,
Aaa	1,100	5.00%, 4/1/17	1,195,832
		South Central Connecticut, Regional Water Authority,
AAA	1,300	5.00%, 8/1/26	1,398,033
		Tobacco Settlement Financing Corp., New Jersey State,
Baa2	800	6.00%, 6/1/37	835,672
Baa2	500	6.375%, 6/1/32	537,020

		Total municipals (cost $8,275,803)	9,070,866

		U.S. Government Securities—40.3%
		United States Inflation Index Bonds(e),
	3,791	2.00%, 1/15/14	3,905,339
	553	3.375%, 1/15/07	570,270

See Notes to Financial Statements

60	THE TARGET PORTFOLIO TRUST

MOODY’S RATING (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		U.S. Government Securities—(con’d.)
		United States Treasury Bonds(e),
	$1,000	6.625%, 2/15/27	$1,327,227
	1,000	6.50%, 11/15/26	1,307,305
	400	7.125%, 2/15/23	540,562
	50	8.875%, 8/15/17	72,670
		United States Treasury Notes(e),
	29,200	3.375%, 9/15/09 - 10/15/09	28,806,653
	10,700	3.625%, 7/15/09 - 5/15/13	10,656,003
	1,300	3.75%, 3/31/07	1,301,980
	3,150	4.00%, 4/15/10 - 2/15/14	3,177,564
	1,000	4.25%, 11/15/13 - 8/15/14	1,024,364
	3,600	4.875%, 2/15/12	3,823,312
	3,500	5.00%, 8/11/11	3,731,466
	2,200	6.25%, 8/15/23	2,741,664
	2,800	6.50%, 2/15/10	3,124,736
		United States Treasury Notes, TIPS(e),
	1,427	1.625%, 1/15/15	1,421,612
		United States Treasury Strips, P/O, Zero Coupon(e),
	500	Zero Coupon, 11/15/16	312,010
	2,500	Zero Coupon, 2/15/22	1,214,665

		Total U.S. government securities (cost $67,806,449)	69,059,402

		Foreign Government Securities—17.8%
		Federal Republic of Brazil,
B2	48	4.25%, 4/15/06(b)	48,014
B1	41	4.313%, 4/15/12(b)	39,608
B1	2,150	11.00%, 8/17/40	2,586,450
		Federal Republic of Germany,
Aaa	EUR 900	5.625%, 1/4/28	1,419,057
Aaa	EUR 1,150	6.50%, 7/4/27	1,997,751
		France Government Bond OAT,
Aaa	EUR 600	4.00%, 4/25/55	773,144
		French Discount Treasury Bill,
Aaa	EUR 4,700	2.01%, 7/28/05	5,678,385
Aaa	EUR 3,596	5.00%, 7/12/05	4,355,560
		Republic of Panama,
Ba1	300	8.875%, 9/30/27	357,750
Ba1	450	9.375%, 7/23/12	542,025
		Republic of Peru,
Ba3	500	9.125%, 1/15/08	552,500
		Russian Gov’t. Bonds,
Baa3	2,050	5.00%, 3/31/30	2,288,620
		United Kingdom Treasury Stocks,
Aaa	GBP 4,800	4.75%, 6/7/10	8,871,112
Aaa	GBP 500	5.75%, 12/7/09	957,125

		Total foreign government securities (cost $30,872,731)	30,467,101

		Total long-term investments (cost $247,695,542)	249,167,717

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	61

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

MOODY’S RATING (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		SHORT-TERM INVESTMENTS—6.7%

		Commercial Paper—6.5%
		Carolina Power & Light,
P-1	$400	3.67%, 10/11/05(d)	$395,784
		Rabobank Corp.,
P-1	4,700	3.36%, 7/1/05(d)	4,700,000
		Total Fina Capital,
P-1	1,400	3.37%, 7/1/05(d)	1,400,000
		UBS Finance (DE) LLC,
P-1	4,700	3.39%, 7/1/05(d)	4,700,000

		Total commercial paper (cost $11,195,841)	11,195,784

	Contracts	OUTSTANDING OPTIONS PURCHASED—0.2%
		Call Options
	150	United States Treasury Notes Futures, expiring 8/26/05 @ 121	2,344

		Put Options
		Eurodollar Futures,
	60	expiring 9/19/05 @ 93.25	750
	244	expiring 12/19/05 @ 93.75	1,525
	83	expiring 12/19/05 @ 94	519
	60	expiring 9/19/05 @ 94.75	750

			3,544

	Notional Amount (000)

		Call Options—0.2%
		Interest Rate Swaps,
		3 month LIBOR over 5.75%,
	$2,100	expiring 4/27/09	350,074

		Put Options
		Interest Rate Swaps,
		3 month LIBOR over 6.00%,
	14,200	expiring 9/7/05	1,014
		3 month LIBOR over 6.25%,
	2,100	expiring 4/27/09	50,854

			51,868

		Total outstanding options purchased (cost $267,685)	407,830

		Total short-term investment (cost $11,463,526)	11,603,614

		Total Investments, Before Outstanding Options Written and Securities Sold Short—152.2% (cost $259,159,068; Note 5)	260,771,331

See Notes to Financial Statements

62	THE TARGET PORTFOLIO TRUST

CONTRACTS	DESCRIPTION	VALUE (NOTE 1)

	OUTSTANDING OPTIONS WRITTEN
	Put Options
	90 Day GBP LIBOR
6	expiring, 12/21/2005 @ $94.25	$(67)

	Call Options
	Interest Rate Swaps
	3 month LIBOR over 4.0%,
15,100	expiring 9/23/05	(52,065)
	3 month LIBOR over 4.0%,
1,000	expiring 10/31/05	(5,059)

		(57,124)

	Total outstanding options written (premiums received $471,330)	(57,191)

Principal Amount (000)#	INVESTMENTS SOLD SHORT—(36.6)%
	United States Treasury Bonds,
9,000	4.25%, 11/15/14	(9,211,294)
	United States Treasury Notes,
1,400	3.375%, 9/15/09	(1,381,243)
20,400	3.625%, 7/15/09 - 5/15/13	(20,232,484)
11,200	3.875%, 2/15/13	(11,213,563)
4,500	4.00%, 11/15/12	(4,550,449)
5,600	4.375%, 5/15/07 - 8/15/12	(5,789,969)
4,400	4.875%, 2/15/12	(4,672,936)
3,500	5.00%, 8/15/11	(3,731,465)
1,700	6.00%, 8/15/09	(1,847,089)

	Total investments sold short (proceeds received $62,431,383)	(62,630,492)

	Total Investments, Net of Outstanding Options Written and Investments Sold Short—115.6% (cost $196,256,355)	198,083,648
	Other liabilities in excess of other assets(g)—(15.6%)	(26,794,333)

	Net Assets—100%	$171,289,315

The following abbreviations are used in the portfolio descriptions:

ARM—Adjustable Rate Mortgage.

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MTN—Medium Term Note.

P/O—Principal Only.

TBA—To be announced. Such securities are purchased on a forward commitment basis.

TIPS—Treasury Inflation Protected Security.

#	Principal Amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	63

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

(b)	Variable rate instrument.
(c)	Issuer in bankruptcy
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Securities with an aggregate market value of $69,059,402 have been segregated with the custodian to cover margin requirements for the futures contracts, forwards, swaps, short sells and written options open at June 30, 2005
(f)	Private placement restricted as to resale and does not have a readily available market. The aggregate value of $7,250,626 is approximately 4.2% of net assets.
(g)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forwards and swaps of:

Open future contracts outstanding at June 30, 2005

Number of Contracts	Type	Expiration Date	Value at June 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
223	90 Day Euro	Dec. 2005	$53,536,725	$53,525,100	$11,625

	Short Positions:
33	5 Yr T-Note (CBT)	Sept. 2005	$3,593,391	$3,606,454	$13,063
1	Long Bond (CBT)	Sept. 2005	118,750	118,000	(750)

					$12,313

Foreign currency exchange contracts outstanding at June 30, 2005:

Purchase Contracts

Description	Value at Settlement Date Payable	Value at June 30, 2005	Unrealized Appreciation (Depreciation)
Japanese Yen,
expiring 7/13/05	$2,180,413	$2,092,733	$(87,680)
expiring 7/13/05	497,851	488,666	(9,185)
Pound Sterling,
expiring 7/19/05	303,686	299,214	(4,472)

	$2,981,950	$2,880,613	$(101,337)

Sale Contracts

Description	Value at Settlement Date Receivable	Value at June 30, 2005	Unrealized Appreciation
Pound Sterling,
expiring 7/19/05	$9,985,349	$9,836,418	$148,931
Euros,
expiring 7/26/05	13,263,516	13,251,204	12,312
expiring 7/26/05	1,140,199	1,136,336	3,863

	$24,389,064	$24,223,958	$165,106

See Notes to Financial Statements

64	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America(1)	6/15/35		$900,000	6.00%	3 month LIBOR	$104,657
UBS AG(1)	9/15/05		$7,500,000	3.25%	3 month LIBOR	10,772
JPMorgan Chase Bank(1)	3/15/32	EUR	1,600,000	6.00%	6 month LIBOR	177,947
JPMorgan Chase Bank(1)	6/18/34		EUR 1,500,000	6.00%	6 month LIBOR	248,995
Barclays Bank PLC(2)	6/18/34		$1,000,000	5.00%	6 month LIBOR	(12,401)
Merrill Lynch Capital Services(2)	12/15/14		$9,700,000	4.00%	6 month LIBOR	(168,173)
Barclays Bank PLC(1)	9/15/10		$2,100,000	5.00%	6 month LIBOR	31,915
Lehman Brothers, Inc.(1)	12/15/10		$3,000,000	4.00%	3 month LIBOR	4,104
Goldman Sachs Capital Markets, L.P.(2)	12/15/07		$3,000,000	4.00%	3 month LIBOR	(6,214)
Goldman Sachs Capital Markets, L.P.(1)	12/15/10		$4,500,000	4.00%	3 month LIBOR	6,302
Bank of America(1)	12/15/10		$5,600,000	4.00%	3 month LIBOR	7,661
RBS Greenwich Capital(1)	12/15/10		$2,700,000	4.00%	3 month LIBOR	9,849

						$415,414

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services(1)	12/20/2008	$500,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(2,196)
Merrill Lynch Capital Services(1)	12/20/2008	200,000	0.27	Anadarko Petroleum Corp., 5.00%, 10/1/12	(185)
UBS AG(1)	12/20/2008	600,000	0.35	AutoZone, Inc., 5.875%, due 10/15/12	3,740
Bear Stearns International Ltd.(1)	12/20/2008	100,000	1.09	Capital One Bank, 4.875%, due 5/15/08	(2,030)
UBS AG(1)	12/20/2008	200,000	0.44	Carnival Corp., 6.15%, due 4/15/08	(1,831)
Bear Stearns International Ltd.(1)	12/20/2008	200,000	0.19	Caterpillar, Inc., 7.25%, due 9/15/09	(63)
Lehman Brothers(1)	12/20/2008	100,000	0.24	Costco Wholesale Corp., 5.50%, due 3/15/07	(403)
Morgan Stanley Capital Services(1)	12/20/2008	200,000	0.42	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(624)
Bear Stearns International Ltd.(1)	12/20/2008	200,000	0.24	Deere & Co., 7.85%, due 5/15/10	(66)
Merrill Lynch Capital Services(1)	12/20/2008	300,000	0.35	Devon Energy Corp., 6.875%, due 9/30/11	(323)
Bank of America Securities LLC(1)	12/20/2008	300,000	0.13	E.I. DuPont, 6.875%, due 10/15/09	(217)
Citigroup(1)	12/20/2008	400,000	0.28	Eaton Corp., 5.75%, due 7/15/12	(973)

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	65

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	12/20/2008	500,000	0.16	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	$(1,235)
Morgan Stanley Capital Services(1)	12/20/2008	300,000	0.21	Emerson Electric Co., 6.48%, due 10/15/12	225
Morgan Stanley Capital Services(1)	12/20/2008	200,000	0.22	Emerson Electric Co., 7.125%, due 8/15/10	85
Citigroup(1)	12/20/2008	300,000	0.29	FedEx Corp., 7.25%, due 2/15/11	(721)
Merrill Lynch Capital Services(1)	12/20/2008	100,000	0.22	Gannett Co., Inc., 6.375%, due 8/10/09	388
UBS AG(1)	12/20/2008	200,000	0.97	Goodrich Corp., 7.625%, 12/15/12	(3,615)
Bear Stearns International Ltd.(1)	12/20/2008	400,000	0.32	Hewlett Packard Co., 6.50%, due 7/1/12	(1,067)
Lehman Brothers(1)	12/20/2008	400,000	0.12	Home Depot, Inc., 5.375%, due 4/1/06	(106)
Merrill Lynch Capital Services(1)	12/20/2008	300,000	0.32	Ingersoll-Rand Co., 6.48%, due 6/1/25	(1,057)
Bear Stearns International Ltd.(1)	12/20/2008	200,000	0.60	International Paper Co., 6.75%, due 9/1/11	(65)
Lehman Brothers(1)	12/20/2008	400,000	0.11	Johnson & Johnson, 3.80%, due 5/15/13	(549)
Lehman Brothers(1)	12/20/2008	200,000	0.53	Lockheed Martin Corp., 8.20%, due 12/1/09	(2,353)
Lehman Brothers(1)	12/20/2008	300,000	0.30	Masco Corp., 5.875%, due 7/15/12	(318)
Merrill Lynch Capital Services(1)	12/20/2008	200,000	0.85	Motorola, Inc., 7.625%, due 11/15/10	(3,995)
Lehman Brothers(1)	12/20/2008	200,000	0.48	Northrop Grumman Corp., 7.125%, due 2/15/11	(1,918)
Merrill Lynch Capital Services(1)	12/20/2008	200,000	0.28	Occidental Petroleum Corp., 6.75%, due 1/15/12	(900)
Lehman Brothers(1)	12/20/2008	300,000	0.35	Radioshack Corp., 7.375%, due 5/15/11	3,799
UBS AG(1)	12/20/2008	200,000	0.37	Radioshack Corp., 7.375%, due 5/15/11	2,402
Lehman Bros.(1)	6/20/2009	1,200,000	0.40	Republic of China, 6.80%, due 05/23/11	(6,221)
Morgan Stanley Capital Services(1)	12/20/2008	200,000	0.44	Simon Property Group, L.P., 5.45%, due 3/15/13	(854)
UBS AG(1)	12/20/2008	200,000	0.53	The Kroger Co., 4.75%, 4/15/12	(310)
Barclays Bank PLC(1)	12/20/2008	200,000	0.67	The Walt Disney Co., 6.375%, due 3/1/12	(3,191)

See Notes to Financial Statements

66	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Citigroup(1)	12/20/2008	$800,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	$(1,289)
Bear Stearns International Ltd.(1)	12/20/2008	200,000	0.15	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(388)
Lehman Brothers(1)	12/20/2008	200,000	0.29	Whirlpool Corp., 8.60%, due 5/1/10	1,407
Goldman Sachs(2)	6/20/2010	6,300,000	0.40	Dow Jones CDX NA IG4 INDEX	(14,939)
Bank of America(2)	6/20/2010	3,000,000	0.40	Dow Jones CDX NA IG4 INDEX	23,201
Bear Stearns(2)	6/20/2010	1,900,000	0.40	Dow Jones CDX NA IG4 INDEX	1,654
Credit Suisse(2)	9/7/2005	200,000	0.55	Russia Federation 5.00%, 3/31/30	141
Merrill Lynch Capital Services(2)	12/20/2008	700,000	0.61	Russian Federation, 5.00%, 3/31/30	1,385

					$(15,575)

(1)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 were as follows:

U.S. Government Agency Mortgage-Backed Securities	70.2%
U.S. Government Securities	40.3
Foreign Government Securities	17.8
Corporate Bonds	8.4
Commercial Paper	6.5
Municipals	5.3
Collateralized Mortgage Obligations	3.5
Options Purchased	0.2

152.2
Securities Sold Short	(36.6)
Other liabilities in excess of other assets	(15.6)

100.0%

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	67

Intermediate Term-Bond	Portfolio of Investments As of June 30, 2005 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—103.4%

		Asset Backed Securities—0.6%
		Countrywide Asset-Backed Certificates, Ser. 2004-12,
Aaa	$795	3.46%, 1/25/24(a)	$795,180
		Credit-Based Asset Servicing and Securitization, Ser. 2002-CB1, Class A2,
AAA(d)	84	3.65%, 8/25/29(a)	83,711
		First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2003-FF5, Class A2,
Aaa	274	2.82%, 3/25/34(a)	274,189
		Metropolitan Asset Funding, Inc., Ser. 1999-D, Class A1,
AAA(d)	8	3.55%, 4/25/29(a)(g) (cost $8,026; purchased 6/28/01)	8,014
		Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class AIIB,
Aaa	355	3.64%, 12/25/33(a)	355,622
		Residential Asset Securities Corp., Ser. 2001-KS3, Class AII,
Aaa	85	3.54%, 9/25/31(a)	85,073

		Total asset backed securities (cost $1,600,074)	1,601,789

		Corporate Bonds—17.2%

		Airlines—1.0%
		American Airlines, Inc.,
Baa2	1,500	7.86%, 10/1/11	1,584,330
		United Airlines, Inc.,
NR	1,700	6.83%, 9/1/08(c)(e)	499,370
NR	1,500	10.85%, 2/19/15(c)(e)	648,750

			2,732,450

		Automobiles—1.0%
		DaimlerChrysler NA Holding Corp.,
A3	240	3.61%, 3/7/07(a)	239,237
A3	1,500	3.86%, 9/10/07(a)	1,499,943
A3	1,120	6.40%, 5/15/06	1,141,870

			2,881,050

		Commercial Banks—1.1%
		Export-Import Bank Of Korea (The),
A3	300	6.50%, 11/15/06	309,323
		Korea Development Bank (The),
A3	2,670	4.75%, 7/20/09	2,704,977

			3,014,300

See Notes to Financial Statements

68	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Electric Utilities—3.0%
		Columbus Southern Power Co.,
		Series MTN,
A3	$600	6.85%, 10/3/05	$604,429
		Dayton Power & Light Co. (The),
Baa2	500	5.13%, 10/1/13	518,000
		Dominion Resources, Inc.,
Baa1	1,200	7.625%, 7/15/05	1,202,012
		Duke Energy Corp.,
Baa1	300	3.82%, 12/8/05(a)	300,065
		GPU, Inc.,
Baa3	1,400	7.70%, 12/1/05	1,419,999
		Nisource Finance Corp.,
Baa3	1,500	3.91%, 11/23/09(a)	1,505,565
		Pacific Gas & Electric Co.,
Baa2	267	3.82%, 4/3/06(a)	267,000
		PSI Energy, Inc.,
Baa1	1,150	6.50%, 8/1/05(a)	1,152,674
		TXU Energy Co., LLC,
Baa2	1,000	3.92%, 1/17/06(a)	999,714
		Virginia Electric & Power Co.,
A3	300	5.75%, 3/31/06	303,812

			8,273,270

		Financial Services—6.1%
		Duke Capital LLC,
Baa3	600	6.25%, 7/15/05	600,617
		Ford Motor Credit Co.,
Baa2	900	6.875%, 2/1/06	908,996
A3	1,800	7.60%, 8/1/05	1,804,877
		General Motors Acceptance Corp.,
Baa2	2,160	4.15%, 5/18/06(a)	2,149,780
Baa2	1,240	6.875%, 8/28/12	1,135,118
Baa2	700	8.00%, 11/1/31	624,640
		Golden West Financial Corp.,
A1	1,500	5.50%, 8/8/06	1,524,218
		Goldman Sachs Group, Inc.,
Aa3	1,760	3.15%, 8/1/06(a)	1,759,685
Aa3	1,750	3.78%, 6/28/10(a)	1,751,495
		Heller Financial, Inc.,
Aaa	500	6.375%, 3/15/06	508,435
		Household Finance Co.,
A1	730	6.70%, 11/13/05	736,989
		Morgan Stanley,
Aa3	2,000	3.93%, 2/15/07(a)	2,001,084
		Unilever Capital Corp.,
A1	1,750	6.875%, 11/1/05	1,767,796

			17,273,730

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	69

Intermediate Term-Bond (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Food & Staples Retailing—0.1%
		Delhaize America, Inc.,
Ba1	$300	7.375%, 4/15/06	$306,532

		Healthcare Providers & Services—0.1%
		HCA, Inc.,
Ba2	400	7.125%, 6/1/06	408,575

		Hotels, Restaurants & Leisure—1.1%
		Caesars Entertainment, Inc.,
Ba2	1,200	7.875%, 12/15/05	1,218,000
Ba1	1,070	8.50%, 11/15/06	1,127,513
		Mandalay Resort Group,
Ba2	500	6.50%, 7/31/09	511,250
		Mirage Resorts, Inc.,
Ba2	100	6.75%, 8/1/07	103,125

			2,959,888

		Media—1.0%
		CSC, Holdings Inc.,
B1	500	7.88%, 12/15/07	516,250
		Comcast MO of Delaware, Inc.,
Baa3	2,300	8.875%, 9/15/05	2,320,226

			2,836,476

		Metals & Mining—0.2%
		Ball Corp.,
Ba3	500	7.75%, 8/1/06	517,500

		Oil, Gas & Consumable Fuels—0.4%
		Reliant Energy Resources,
Ba1	1,000	8.125%, 7/15/05	1,001,588

		Paper & Forest Products—0.4%
		Georgia-Pacific Corp.,
Ba3	980	7.50%, 5/15/06	1,004,500

		Retail—0.2%
		Penney (JC) Co., Inc.,
Ba1	500	6.50%, 12/15/07	515,000

		Telecommunications Services—1.1%
		France Telecom SA,
Baa1	2,000	8.50%, 3/1/31	2,788,412
		MCI, Inc.,
B2	61	6.91%, 5/1/07	61,839
B2	61	7.688%, 5/1/09	63,516
B2	52	8.735%, 5/1/14	58,305

			2,972,072

See Notes to Financial Statements

70	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Tobacco—0.4%
		Altria Group, Inc.,
Baa2	$1,050	7.00%, 7/15/05	$1,051,307

		Total corporate bonds (cost $50,196,111)	47,748,238

		Collateralized Mortgage Obligation—7.7%
		Bank of America Mortgage Securities, Inc., Ser. 2002-K, Class A1,
AAA(d)	491	5.56%, 10/20/32(a)	494,009
		Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2004-8, Class A2,
AAA(d)	2,265	3.73%, 11/25/34(a)	2,246,016
		Bear Stearns Alternative Loans Trust, Ser. 2003-7, Class A2,
AAA(d)	309	3.59%, 2/25/34(a)	308,843
		Countrywide Alternative Loans Trust, Ser. 2003-J3, Class A1,
AAA(d)	420	6.25%, 12/25/33	428,619
		Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2004-25, Class A1,
Aaa	3,943	3.64%, 2/25/35(a)	3,948,543
		Ser. 2003-R4, Class 2A,
Aaa	375	6.50%, 1/25/34(g) (cost $392,686; purchased 12/1/03)	386,449
		CS First Boston Mortgage Securities Corp., Ser. 2003-8, Class A1,
Aaa	174	6.50%, 4/25/33	175,817
		Federal Home Loan Mortgage Corp.,
	729	7.00%, 10/25/43	773,865
		Federal National Mortgage Association,
	565	3.50%, 4/25/17	562,060
		Government National Mortgage Association,
	340	3.74%, 2/16/30(a)	342,875
	224	3.57%, 2/16/30(a)	226,094
	800	7.50%, 2/20/30	841,619
	174	8.50%, 3/20/25	179,873
		Greenpoint Mortgage Funding Trust, Ser. 2005-AR2, Class A1,
Aaa	1,992	3.544%, 6/25/45(a)	1,997,970
		GS Mortgage Securities Corp. II, Ser. 2001-1285, Class A1,
Aaa	701	6.04%, 8/15/18(g) (cost $756,324; purchased 10/9/02)	740,088
		Sequoia Mortgage Trust, Ser. 10, Class 2A,
Aaa	3,386	3.64%, 10/20/27(a)	3,390,380
		Structured Asset Securities Corp., Ser. 2001-21A, Class A1,
Aaa	395	6.25%, 1/25/32(a)	403,809
		Superannuation Members Home Loans Global Fund, Ser. 1A, Class A2,
AAA(d)	124	3.67%, 6/15/26(a)(g) (cost $124,079; purchased 5/30/01 - 1/22/04)	124,121
		Washington Mutual, Ser. 2002-AR6, Class A,
Aaa	3,715	3.75%, 6/25/42(a)	3,752,258
Aaa	176	3.57%, 8/25/42(a)	176,900

		Total collateralized mortgage obligation (cost $21,541,399)	21,500,208

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	71

Intermediate Term-Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)			DESCRIPTION	VALUE (NOTE 1)

				Municipal Bonds—0.4%
				Honolulu, Hawaii, City & County
Aaa		$1,000		4.75%, 7/1/28 (cost $841,475)	$1,025,000

				Foreign Government Bonds—9.1%
				Deutsche Bundesrepublik (Germany),
Aaa	EUR	900		6.50%, 7/4/27	1,563,457
				Federal Republic of Brazil,
B1		$160		4.313%, 4/15/09(a), BRB	158,213
B1		165		4.313%, 4/15/12(a), BRB	158,433
B2		780		9.23%, 6/29/09	904,800
B2		1,080		11.00%, 8/17/40	1,299,240
B2		500		11.25%, 7/26/07	557,500
B2		2,000		11.50%, 3/12/08	2,297,000
				French Discount Treasury Bill,
AAA(d)	EUR	430		1.99%, 9/8/05	518,218
AAA(d)	EUR	600		1.99%, 9/22/05	722,536
				Republic of/ Panama,
Ba1		$1,500		9.375%, 4/1/29	1,851,525
				Republic of Peru,
Ba3		750		9.125%, 1/15/08	828,750
Ba3		3,000		9.125%, 2/21/12	3,510,000
				Republic of South Africa,
Baa2		750		9.125%, 5/19/09	870,000
				Spain Discount Treasury Bill,
AAA(d)	EUR	7,000		1.99%, 8/19/05	8,448,460
				United Mexican States,
Baa2		$1,500		6.375%, 1/16/13	1,610,250

				Total foreign government bonds (cost $23,702,508)	25,298,382

				U.S. Government Agency Mortgage Pass-Through Obligations—36.2%
				Federal Home Loan Mortgage Corp.,
		25,000		2.00%, 2/23/06	24,726,926
		6		9.25%, 1/1/10	5,928
				Federal National Mortgage Association,
		7,000		2.98%, 1/9/06(a)	6,998,334
		23,400		3.23%, 9/7/06(a)	23,391,109
		565		3.50%, 4/25/17(a)	562,060
		168		3.52%, 7/1/25(a)	172,806
		169		4.75%, 8/1/24(a)	173,500
		35,310		5.00%, 10/1/17 - 5/1/20	35,738,181
		2,000		5.00%, 8/15/35, TBA	1,995,624
		17		5.23%, 12/1/30	16,947
		2,302		6.00%, 11/1/12 - 9/1/17	2,380,401
		122	(h)	6.50%, 9/01/05	124

See Notes to Financial Statements

72	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		U.S. Government Agency Mortgage Pass-Through Obligations—(con’d.)

		Government National Mortgage Association,
	$411	3.375%, 5/20/23 - 2/20/25(a)	$412,219
	274	3.42%, 6/20/27(a)	272,251
	531	3.55%, 7/20/30(a)	527,504
	64	4.18%, 12/20/26(a)	65,229
	1,074	4.25%, 3/20/30(a)	1,090,774
	199	4.375%, 1/20/24 - 2/20/26(a)	201,869
	80	4.625%, 10/20/24(a)	80,744
	263	4.75%, 8/20/26(a)	264,881
	1,172	6.00%, 1/15/29 - 7/15/29	1,210,502
	343	6.50%, 10/15/25 - 6/15/29	358,510
	172	8.00%, 9/20/30 - 7/20/31	185,031

		Total U.S. Government agency mortgage pass-through obligations (cost $100,578,489)	100,831,454

		U.S. Government Securities—31.9%
		United States Treasury Notes,
	30,300	3.50%, 12/15/09	30,014,755
	27,700	3.75%, 3/31/07	27,742,187
	1,500	4.00%, 3/15/10	1,516,347
	5,300	4.125%, 5/15/15	5,377,428
	1,100	4.25%, 8/15/13	1,127,500
	8,100	4.875%, 2/15/12	8,602,451
		United States Treasury Notes, TIPS, RRB,
	105	2.00%, 1/15/14	108,482
	5,688	3.375%, 1/15/07 - 1/15/12(f)	6,100,977
	2,770	3.625%, 1/15/08	2,931,582
	4,865	3.875%, 1/15/09	5,293,559

		Total U.S. Government securities (cost $86,899,704)	88,815,268

	Shares

		Preferred Stock—0.3%
	15,300	Fannie Mae,
		7.00%, 12/31/49(a) (cost $765,000)	848,673

	Units

		Warrants(b)
		Mexico Value Recovery Rights,
	2,500,000	Ser. D, expiring 6/30/06(b)	63,750
	2,500,000	Ser. E, expiring 6/30/07(b)	61,250

		Total warrants (cost $484)	125,000

		Total long-term investments (cost $286,125,244)	287,794,012

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	73

Intermediate Term-Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		SHORT-TERM INVESTMENTS—0.3%

		U.S. Government and Agency Securities
		United States Treasury Bill,
	$725	2.95%, 9/15/05(f) (cost $720,488)	$720,410

	Contracts
		OUTSTANDING OPTIONS PURCHASED

		Put Options
	91	Eurodollar Futures, expiring 9/19/05 @$95 (cost $910)	1,138

		Total short-term investments (cost $721,398)	721,548

		Total Investments, Before Outstanding Options Written—103.7% (cost $286,846,642; Note 5)	288,515,560

		OUTSTANDING OPTIONS WRITTEN
		Put Options
	213	Eurodollar Futures,
		expiring 12/19/05 @$95.75 (premiums received $95,051)	(21,300)

		Total Investments, Net of Outstanding Options Written—103.7% (cost $286,751,591) 288,494,260
		Other liabilities in excess of other assets(i)—(3.7%)	(10,371,208)

		Net Assets—100%	$278,123,052

The following abbreviation are used in the portfolio descriptions:

NR—Not rated by Moody’s or Standard & Poor’s.

BRB—Brady Bonds.

EUR—Euro Dollar.

MTN—Medium Term Note.

TBA—Securities purchased on a forward commitment basis.

TIPS—Treasury Inflation Protection Security.

RRB—Real Return Bond.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s Ratings

(a)	Rate shown reflects current rate on variable rate instruments.
(b)	Non-income producing security.
(c)	Represents issues in default on interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy
(f)	All or portion of security pledged as initial margin for financial futures contracts.
(g)	Private placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $1,281,115. The aggregate value of $1,258,672 is approximately 0.5% of net assets.
(h)	Actual principal amount shown, not rounded (000).
(i)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts and interest rate swaps of:

See Notes to Financial Statements

74	THE TARGET PORTFOLIO TRUST

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at June 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
507	90 Day Euro	Sep. 2005	$121,870,125	$122,956,613	$(1,086,488)
405	5yr. US T-Note	Sep. 2005	44,100,703	43,898,484	202,219

					$(884,269)

Forward foreign currency exchange contracts outstanding at June 30, 2005:

Purchase Contracts	Value Payable at Settlement Date	Value at June 30, 2005	Unrealized (Depreciation)
Japanese Yen,
expiring 7/13/05	$2,222,296	$2,138,756	$(83,540)

Purchase Contracts	Value Payable at Settlement Date	Value at June 30, 2005	Unrealized Appreciation (Depreciation)
Euros,
expiring 7/26/05	$1,362,690	$1,361,425	$1,265
expiring 7/26/05	8,550,139	8,443,256	106,883
expiring 7/26/05	720,672	722,463	(1,791)
expiring 7/26/05	519,544	520,367	(823)

	$11,153,045	$11,047,511	$105,534

Interest rate swap agreements outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services(1)	12/15/2007	$18,500,000	4.00%	3 month LIBOR	$38,320
Merrill Lynch & Co.(1)	12/15/2007	11,600,000	4.00%	3 month LIBOR	24,028
RBS Greenwich Capital(1)	12/15/2010	6,000,000	4.00%	3 month LIBOR	21,888

					$84,236

(1)	Portfolio pays the floating rate and receives the fixed rate.

The major asset category of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 were as follows:

U.S. Government Agency Mortgage Pass-Through Obligations	36.2%
U.S. Government and Agency Securities	32.2
Corporate Bonds	17.2
Foreign Government Bonds	9.1
Collateralized Mortgage Obligations	7.7
Asset Backed Securities	0.6
Municipal Bonds	0.4
Preferred Stock	0.3
Warrants	— *

103.7
Other liabilities in excess of other assets	(3.7)

100.0%

*	Less than .05%.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	75

Mortgage Backed Securities Portfolio	Portfolio of Investments As of June 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—139.2%

	Collateralized Mortgage Obligations—21.1%
	Bear Stearns Commercial Mortgage Securities Corp.,
$750	7.32%, 10/15/32	$845,712
	Chase Commercial Mortgage Securities Corp.,
240	6.56%, 5/18/30	252,345
	CS First Boston Mortgage Securities Corp.,
80	Zero Coupon, 4/25/17, P/O	70,729
83	8.985%, 4/25/17, I/O	18,471
	Federal Home Loan Mortgage Corp.,
1,778	3.25%, 6/15/17	1,719,784
425	4.00%, 6/15/19	402,504
19	5.50%, 8/15/21, PAC	18,675
1,090	6.00%, 4/1/19 - 5/15/23, PAC	1,108,746
30	7.00%, 3/15/23, PAC	29,958
445	7.50%, 2/25/42	476,172
268	8.00%, 12/15/06 - 7/15/21, PAC	267,525
10	9.00%, 10/15/20	10,311
	Federal National Mortgage Assn.,
1,570	3.50%, 3/25/17	1,539,001
463	4.50%, 5/25/33, PAC	459,881
1,105	6.00%, 10/25/16 - 10/25/22, PAC	1,148,259
373	6.50%, 4/25/22 - 12/25/23, PAC	388,404
211	6.53%, 5/25/30	222,614
62	7.00%, 9/25/20 - 3/25/21, PAC	64,207
304	7.00%, 3/25/23, I/O	13,830
121	7.50%, 5/25/07 - 7/25/22	125,775
334	8.00%, 12/25/21 - 5/25/24, PAC	368,530
73	8.50%, 7/25/18 - 6/25/21, PAC	78,415
	GSR Mortgage Loan Trust,
644	4.69%, 4/25/35	645,563
	Merrill Lynch Mortgage Investors Inc.,
912	4.51%, 2/25/35	913,498
	Morgan Stanley Dean Witter Capital I,
1,000	6.39%, 7/15/33	1,101,077
807	6.66%, 2/15/33	891,699
750	7.20%, 10/15/33	839,628
	Morgan Stanley Mortgage Loan Trust,
1,335	4.54%, 7/25/34	1,335,219
	Nomura Asset Securities Corp.,
1,000	6.69%, 3/15/30	1,127,616
	Salomon Brothers Mortgage Securities VI,
44	6.00%, 12/25/11	43,836
	Wells Fargo Mortgage Backed Securities,
796	4.54%, 4/25/35	792,608
903	4.56%, 2/25/35	901,292
943	4.58%, 1/25/35	938,567
152	4.58%, 4/25/35	148,366

	Total collateralized mortgage obligations (cost $18,713,999)	19,308,817

See Notes to Financial Statements

76	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	U.S. Government Agency Mortgage Pass-Through Obligations—115.3%
	Federal Home Loan Mortgage Corp.,
$480	5.00%, 10/1/33 - 8/1/35	$478,950
14,738	6.00%, 3/1/14 - 2/1/34	15,189,661
4,450	6.50%, 12/1/14 - 9/1/34	4,609,187
89	7.50%, 3/1/08 - 6/1/28	95,479
5	8.25%, 12/1/05 - 5/1/08	5,140
25	8.50%, 12/1/07 - 7/1/21	26,376
12	8.75%, 12/1/08	12,025
64	9.00%, 10/1/05 - 3/1/11	65,434
29	11.50%, 3/1/16	31,588
11	13.25%, 5/1/13	12,187
3	14.00%, 6/1/11	3,307
	Federal National Mortgage Assn.,
4,750	4.50%, 7/1/20, TBA	4,727,732
17,996	5.00%, 2/1/18 - 8/15/35	18,047,246
13,017	5.50%, 6/1/33 - 6/1/35	13,205,656
672	5.78%, 11/1/11(a)	719,019
12,921	6.00%, 12/1/22 - 4/1/35	13,256,013
1,087	6.01%, 11/1/11	1,166,649
74	6.05%, 3/1/12(a)	80,516
64	6.34%, 1/1/08	66,820
72	6.43%, 1/1/08	75,338
7,628	6.50%, 12/1/09 - 9/1/34	7,908,648
340	6.55%, 9/1/07	351,637
31	6.81%, 10/1/07	32,395
174	7.00%, 9/1/11 - 7/1/12	182,240
317	7.04%, 3/1/07	327,386
88	8.00%, 3/1/07 - 12/1/22	95,453
23	8.50%, 1/1/07	24,040
19	9.75%, 8/1/10 - 11/1/16	21,291
	Government National Mortgage Assn.,
3,647	5.00%, 3/15/33 - 9/15/34	3,680,779
8,196	6.00%, 5/15/24 - 5/15/35	8,458,529
3,711	6.50%, 5/15/23 - 10/15/34	3,883,575
3,346	7.00%, 7/15/16 - 1/15/30	3,552,987
3,147	7.50%, 3/15/07 - 10/15/29	3,384,082
915	8.00%, 1/15/08 - 11/15/30	988,150
73	8.25%, 6/20/17 - 7/20/17	79,021
61	8.50%, 4/20/17	66,113
158	9.00%, 9/15/08 - 1/15/20	171,819
110	9.50%, 4/15/06 - 1/15/21	119,303
11	13.50%, 5/15/11	12,465
23	14.00%, 6/15/11	26,376
16	16.00%, 5/15/12	19,066

	Total U.S. Government agency mortgage pass-through obligations (cost $104,984,451)	105,259,678

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	77

Mortgage Backed Securities Portfolio (cont’d)	Portfolio of Investments As of June 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	United States Treasury Securities—2.8%
	United States Treasury Bond,
$1,750	8.875%, 2/15/19(b) (cost $2,498,428)	$2,601,554

	Total Long-term investments (cost $126,196,878)	127,170,049

	SHORT-TERM INVESTMENTS—14.4%

	Repurchase Agreement
13,100	Deutsche Bank Securities, 3.40%, dated 6/30/05, due 7/1/05 in the amount of $13,101,237 (cost $13,100,000; collateralized by $13,206,895 Federal Home Loan Mortgage Corp., 4.50%, 5/1/34; collateralized by $105,547 Federal National Mortgage Association, 5.50%, 11/1/34, value of the collateral including accrued interest was $13,362,000)	13,100,000

	Total Investments, Before Securities Sold Short—153.6% (cost $139,296,878; Note 5)	140,270,049

Principal Amount (000)	SECURITIES SOLD SHORT—(35.2)%
	Federal Home Loan Mortgage Corp.,
8,625	6.50%, 7/1/35	(8,926,875)
	Federal National Mortgage Assn.,
4,750	5.00%, 7/15/35, TBA	(4,750,000)
8,075	5.50%, 7/1/35, TBA	(8,183,512)
5,000	6.00%, 7/15/20	(5,168,750)
5,000	6.00%, 7/14/34, TBA	(5,125,000)

	Total securities sold short (proceeds received $32,178,356)	(32,154,137)

	Total Investments, Net of Securities Sold Short—118.4% (cost $107,118,522)	108,115,912
	Other liabilities in excess of other assets(c)—(18.4%)	(16,820,720)

	Net Assets—100%	$91,295,192

The following abbreviations are used in the portfolio descriptions.

I/O—Interest Only Security.

PAC—Planned Amortization Class.

P/O—Principal Only Security.

TBA—To be announced. Such securities are purchased on a forward commitment basis.

(a)	Variable Rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

See Notes to Financial Statements

78	THE TARGET PORTFOLIO TRUST

(b)	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(c)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts of:

Open futures contracts at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at June 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Position
22	5yr T-Note	Sep. 2005	$2,395,594	$2,404,532	$8,938

Reverse repurchase agreement outstanding at June 30, 2005:

Broker	Interest Rate	Trade Date	Maturity Date	Amount Payable on Maturity	Par
ABN AMRO	3.13%	6/13/05	7/14/05	$21,533,648	$21,500,000

The major asset category of portfolio holdings and liabilities in excess of other assets shown as a percentage of net Assets as of June 30, 2005:

U.S. Government Agency Mortgage Pass-Through Obligations	118.0%
Collateralized Mortgage Obligations	18.4
Repurchase Agreements	14.4
United States Treasury Securities	2.8

153.6
Securities Sold Short	(35.2)
Other liabilities in excess of other assets	(18.4)

100.0%

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	79

U. S. Government Money Market Portfolio	Portfolio of Investments As of June 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Federal Farm Credit Bank—0.7%
$500	3.05%, 10/4/05*	$499,931

	Federal Home Loan Bank—5.3%
1,500	6.955%, 7/15/05	1,502,214
2,300	4.00%, 8/29/05	2,302,816

		3,805,030

	Federal Home Loan Mortgage Corp.—20.0%
1,500	3.02%, 7/12/05(a)	1,498,616
3,500	7.00%, 7/15/05	3,505,097
1,290	3.09%, 8/1/05(a)	1,286,585
1,500	3.06%, 8/1/05(a)	1,496,030
500	1.50%, 8/15/05	498,913
2,200	2.875%, 9/15/05	2,197,966
750	2.125%, 11/15/05	745,916
3,000	2.50%, 12/30/05	2,985,512

		14,214,635

	Federal National Mortgage Association—13.0%
829	2.86%, 7/13/05(a)	828,210
3,000	7.00%, 7/15/05	3,004,802
2,400	3.02%, 8/1/05(a)	2,393,759
2,000	1.875%, 9/15/05	1,993,617
1,005	6.00%, 12/15/05	1,016,036

		9,236,424

	Repurchase Agreements—60.9%
14,900	Goldman Sachs & Co., 3.45%, dated 6/30/05, due 7/01/05 in the amount of $14,901,428 (cost $14,900,000; collateralized by $15,131,847 Federal Home Loan Mortgage Corp., 5.50%, 6/01/35, value of the collateral including accrued interest was $15,198,000)	14,900,000
14,300	J. P. Morgan Chase & Co., 3.43%, dated 6/30/05, due 7/01/05 in the amount of $14,301,362 (cost $14,300,000; collateralized by $14,530,476 Federal National Mortgage Association, 5.00% - 5.50%, 7/01/19 - 4/01/35, value of the collateral including accrued interest was 14,589,582)	14,300,000
14,200	UBS Warburg, 3.45%, dated 6/30/05, due 7/01/05 in the amount of $14,201,361 (cost $14,200,000; collateralized by $14,142,600 Federal National Mortgage Association, 5.75%, 1/15/12, value of the collateral including accrued interest was $14,484,150)	14,200,000

		43,400,000

	Total Investments—99.9% (amortized cost $71,156,020)(b)	71,156,020
	Other assets in excess of liabilities—0.1%	44,834

	Net Assets—100%	$71,200,854

See Notes to Financial Statements

80	THE TARGET PORTFOLIO TRUST

*	Floating rate security. Interest rate shown represents rate in effect at June 30, 2005.
(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

The major asset category of portfolio holdings and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2005 were as follows:

Repurchase Agreements	60.9%
Federal Home Loan Mortgage Corp	20.0
Federal National Mortgage Association	13.0
Federal Home Loan Bank	5.3
Federal Farm Credit Bank	0.7

99.9
Assets in excess of other Liabilities	0.1

100.0%

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	81

Statements of Assets and Liabilities June 30, 2005 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO
ASSETS
Investments, at value: Unaffiliated investments*	$296,800,293	$361,911,897	$136,778,775
Affiliated investments**	5,763,835	1,964,441	6,184,244
Repurchase Agreement***	—	—	—
Cash	—	159,976	—
Foreign currency, at value****	—	—	—
Receivable for Fund shares sold	209,969	317,808	63,872
Dividends and interest receivable	170,438	599,722	8,873
Prepaid expenses and other assets	9,566	8,883	9,326
Receivable for investments sold	250,848,080	1,071,305	1,111,901
Receivable for foreign tax reclaim	5,142	—	—
Due from broker for variation margin	—	—	—
Premium for swaps purchased	—	—	—
Unrealized appreciation on swaps	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—
Total assets	553,807,323	366,034,032	144,156,991
LIABILITIES
Payable for Fund shares reacquired	319,086	247,053	136,095
Payable for investments purchased	251,171,348	959,650	1,000,367
Accrued expenses and other liabilities	350,673	310,258	289,250
Management fee payable	151,581	179,736	69,623
Transfer agent fee payable	17,436	15,626	13,830
Deferred Trustees’ fees	13,282	14,980	11,500
Payable to custodian	—	—	—
Dividends payable	—	—	—
Due to broker for variation margin	—	—	—
Outstanding options written*****	—	—	—
Premium for swaps written	—	—	—
Unrealized depreciation on swaps	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—
Investments sold short, at value******	—	—	—
Total liabilities	252,023,406	1,727,303	1,520,665
NET ASSETS	$301,783,917	$364,306,729	$142,636,326
Net assets were comprised of: Shares of beneficial interest, at par	$19,595	$22,284	$13,555
Paid-in capital, in excess of par	252,899,214	266,641,657	168,145,692
	252,918,809	266,663,941	168,159,247
Undistributed net investment income (loss)	146,410	2,387,527	(477,614)
Accumulated net realized gains (losses)	41,376,380	23,233,220	(44,208,201)
Net unrealized appreciation (depreciation)	7,342,318	72,022,041	19,162,894
Net assets, June 30, 2005	$301,783,917	$364,306,729	$142,636,326
Shares of beneficial interest issued and outstanding	19,594,947	22,284,355	13,555,085
Net asset value, offering price and redemption price per share	$15.40	$16.35	$10.52
* Identified cost of unaffiliated investments	$289,457,975	$289,889,856	$117,615,881
** Identified cost of affiliated investments	$5,763,835	$1,964,441	$6,184,244
*** Identified cost of repurchase agreements	$—	$—	$—
**** Identified cost of currency	$—	$—	$—
***** Premiums received from options written	$—	$—	$—
****** Proceeds received from short sales	$—	$—	$—

See Notes to Financial Statements

82	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities June 30, 2005 (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO
ASSETS
Investments, at value: Unaffiliated investments*	$245,017,860	$209,180,474	$54,793,426
Affiliated investments**	3,874,584	1,507,220	—
Repurchase Agreement***	—	—	—
Cash	—	—	1,512,579
Foreign currency, at value****	—	1,135,492	541,471
Receivable for Fund shares sold	324,413	286,746	35,028
Dividends and interest receivable	287,185	298,610	933,383
Prepaid expenses and other assets	12,292	1,648	4,498
Receivable for investments sold	2,444,985	85,295	4,489,541
Receivable for foreign tax reclaim	160	368,062	—
Due from broker for variation margin	—	—	—
Premium for swaps purchased	—	—	82,175
Unrealized appreciation on swaps	—	—	37,019
Unrealized appreciation on forward currency contracts	—	1,047,758	299,155
Total assets	251,961,479	213,911,305	62,728,275
LIABILITIES
Payable for Fund shares reacquired	373,593	138,715	50,320
Payable for investments purchased	909,971	422,680	14,661,020
Accrued expenses and other liabilities	355,470	200,309	101,146
Management fee payable	122,072	122,551	4,074
Transfer agent fee payable	20,300	12,716	22,965
Deferred Trustees’ fees	13,859	14,302	10,080
Payable to custodian	34,139	36,820	—
Dividends payable	—	—	—
Due to broker for variation margin	—	—	379
Outstanding options written*****	—	—	5,578
Premium for swaps written	—	—	807,048
Unrealized depreciation on swaps	—	—	211,306
Unrealized depreciation on forward currency contracts	—	192,434	31,630
Investments sold short, at value******	—	—	2,295,431
Total liabilities	1,829,404	1,140,527	18,200,977
NET ASSETS	$250,132,075	$212,770,778	$44,527,298
Net assets were comprised of: Shares of beneficial interest, at par	$10,987	$16,594	$5,352
Paid-in capital, in excess of par	161,750,343	202,555,589	45,170,650
	161,761,330	202,572,183	45,176,002
Undistributed net investment income (loss)	858,630	1,171,668	(6,937,564)
Accumulated net realized gains (losses)	12,162,141	7,968,069	3,458,008
Net unrealized appreciation (depreciation)	75,349,974	1,058,858	2,830,852
Net assets, June 30, 2005	$250,132,075	$212,770,778	$44,527,298
Shares of beneficial interest issued and outstanding	10,987,444	16,594,222	5,352,245
Net asset value, offering price and redemption price per share	$22.77	$12.82	$8.32
* Identified cost of unaffiliated investments	$169,667,886	$208,964,260	$52,118,563
** Identified cost of affiliated investments	$3,874,584	$1,507,220	$—
*** Identified cost of repurchase agreements	$—	$—	$—
**** Identified cost of currency	$—	$1,154,426	$545,412
***** Premiums received from options written	$—	$—	$11,834
****** Proceeds received from short sales	$—	$—	$2,305,068

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	83

Statements of Assets and Liabilities June 30, 2005 (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S.GOVERNMENT MONEY MARKET PORTFOLIO
ASSETS
Investments, at value: Unaffiliated investments*	$260,771,331	$288,515,560	$127,170,049	$27,756,020
Affiliated investments**	—	—	—	—
Repurchase Agreement***	—	—	13,100,000	43,400,000
Cash	3,996,014	4,333,277	93,384	59,167
Foreign currency, at value****	83,558	548	—	—
Receivable for Fund shares sold	350,924	121,714	37,863	126,673
Dividends and interest receivable	1,376,064	2,488,223	523,164	308,962
Prepaid expenses and other assets	2,318	8,485	4,162	2,320
Receivable for investments sold	73,908,266	2,022,034	54,712,940	—
Receivable for foreign tax reclaim	—	—	—	—
Due from broker for variation margin	6,165	63,281	—	—
Premium for swaps purchased	333,742	—	—	—
Unrealized appreciation on swaps	640,629	84,236	—	—
Unrealized appreciation on forward currency contracts	165,106	108,148	—	—
Total assets	341,634,117	297,745,506	195,641,562	71,653,142
LIABILITIES
Payable for Fund shares reacquired	1,067,873	494,498	20,706	244,437
Payable for investments purchased	104,866,962	18,174,103	50,273,683	—
Accrued expenses and other liabilities	144,994	213,933	222,157	111,504
Management fee payable	63,204	103,818	33,833	14,815
Transfer agent fee payable	13,560	15,267	7,866	24,191
Deferred Trustees' fees	14,356	14,531	12,775	13,288
Reverse repurchase agreements	—	—	21,500,000	—
Dividends payable	224,354	260,625	117,775	44,053
Due to broker for variation margin	19,688	38,025	3,438	—
Outstanding options written*****	57,191	21,300	—	—
Premium for swaps written	900,001	200,200	—	—
Unrealized depreciation on swaps	240,790	—	—	—
Unrealized depreciation on forward currency contracts	101,337	86,154	—	—
Investments sold short, at value******	62,630,492	—	32,154,137	—
Total liabilities	170,344,802	19,622,454	104,346,370	452,288
NET ASSETS	$171,289,315	$278,123,052	$91,295,192	$71,200,854
Net assets were comprised of: Shares of beneficial interest, at par	$16,068	$26,877	$8,836	$71,201
Paid-in capital, in excess of par	169,315,867	278,030,308	92,197,708	71,130,059
	169,331,935	278,057,185	92,206,544	71,201,260
Undistributed net investment income (loss)	(317,538)	(405,540)	(312,856)	—
Accumulated net realized gains (losses)	(19,696)	(488,687)	(1,604,824)	(406)
Net unrealized appreciation (depreciation)	2,294,614	960,094	1,006,328	—
Net assets, June 30, 2005	$171,289,315	$278,123,052	$91,295,192	$71,200,854
Shares of beneficial interest issued and outstanding	16,068,083	26,877,371	8,836,194	71,201,260
Net asset value, offering price and redemption price per share	$10.66	$10.35	$10.33	$1.00
* Identified cost of unaffiliated investments	$259,159,068	$286,846,642	$126,196,878	$27,756,020
** Identified cost of affiliated investments	$—	$—	$—	$—
*** Identified cost of repurchase agreements	$—	$—	$13,100,000	$43,400,000
**** Identified cost of currency	$84,707	$238	$—	$—
***** Premiums received from options written	$471,330	$95,051	$—	$—
******Proceeds received from short sales	$62,431,383	$—	$32,178,356	$—

See Notes to Financial Statements

84	THE TARGET PORTFOLIO TRUST

Statements of Operations

For The Six Months Ended June 30, 2005 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO
NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,318,896	$3,729,571	$102,286
Affiliated dividend income	72,547	31,796	84,302
Less: Foreign withholding taxes	(21,629)	(191)	—
Interest	—	—	—
Total income	1,369,814	3,761,176	186,588
Expenses
Management fee	931,428	1,087,923	426,252
Interest Expense (Note 7)	—	—	—
Transfer agent’s fees and expenses(a)	158,000	125,000	123,000
Custodian’s fees and expenses	50,000	51,000	48,000
Reports to shareholders	14,000	18,000	17,000
Registration fees	15,000	20,000	11,000
Legal fees and expenses	14,000	11,000	12,000
Trustees’ fees	7,000	7,000	5,000
Audit fees	8,000	27,000	8,000
Miscellaneous	12,260	9,870	1,875
Total expenses	1,209,688	1,356,793	652,127
Net investment income (loss)	160,126	2,404,383	(465,539)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	56,517,705	26,102,335	2,081,457
Financial futures contracts	—	—	—
Foreign currency transactions	—	—	—
Options written	—	—	—
Swaps	—	—	—
Short sales	—	—	—
Tax expense on undistributed net realized capital gains	—	(203,773)	—
Total net realized gain (loss)	56,517,705	25,898,562	2,081,457
Net change in unrealized appreciation (depreciation) on:
Investments	(67,937,234)	(19,554,148)	(5,869,238)
Financial futures contracts	—	—	—
Foreign currencies	—	—	—
Options written	—	—	—
Swaps	—	—	—
Short sales	—	—	—
Net change in unrealized appreciation (depreciation)	(67,937,234)	(19,554,148)	(5,869,238)
Net gain (loss)	(11,419,529)	6,344,414	(3,787,781)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,259,403)	$8,748,797	$(4,253,320)
(a) Including affiliated expense of	$97,000	$97,000	$87,000

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	85

Statements of Operations

For The Six Months Ended June 30, 2005 (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO
NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,776,700	$3,783,549	$—
Affiliated dividend income	70,379	46,648	—
Less: Foreign withholding taxes	(11,104)	(423,389)	(2,216)
Interest	—	141,131	695,008
Total income	1,835,975	3,547,939	692,792
Expenses
Management fee	714,428	759,970	110,448
Interest Expense (Note 7)	—	—	—
Transfer agent’s fees and expenses(a)	144,000	111,000	48,000
Custodian’s fees and expenses	51,000	137,000	116,000
Reports to shareholders	8,000	12,000	6,000
Registration fees	10,000	12,000	8,000
Legal fees and expenses	13,000	10,000	11,000
Trustees’ fees	7,000	5,000	5,000
Audit fees	8,000	11,000	13,000
Miscellaneous	6,481	13,220	4,348
Total expenses	961,909	1,071,190	321,796
Net investment income (loss)	874,066	2,476,749	370,996
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	12,287,456	39,201,396	(171,274)
Financial futures contracts	—	—	246,870
Foreign currency transactions	—	(294,217)	3,619,478
Options written	—	—	55,862
Swaps	—	—	(259,149)
Short sales	—	—	(3,357)
Tax expense on undistributed net realized capital gains	—	—	—
Total net realized gain (loss)	12,287,456	38,907,179	3,488,430
Net change in unrealized appreciation (depreciation) on:
Investments	(569,472)	(45,565,135)	(2,766,696)
Financial futures contracts	—	—	2,078
Foreign currencies		753,591	658,143
Options written	—	—	(17,803)
Swaps	—	—	(191,315)
Short sales	—	—	9,637
Net change in unrealized appreciation (depreciation)	(569,472)	(44,811,544)	(2,305,956)
Net gain (loss)	11,717,984	(5,904,365)	1,182,474
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,592,050	$(3,427,616)	$1,553,470
(a) Including affiliated expense of	$118,000	$80,000	$35,000

See Notes to Financial Statements

86	THE TARGET PORTFOLIO TRUST

Statements of Operations

For The Six Months Ended June 30, 2005 (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S.GOVERNMENT MONEY MARKET PORTFOLIO
NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$—	$—	$—	$—
Affiliated dividend income	—	—	—	—
Less: Foreign withholding taxes	—	(648)	—	—
Interest	3,307,483	5,041,564	2,634,457	972,063
Total income	3,307,483	5,040,916	2,634,457	972,063
Expenses
Management fee	389,080	642,030	207,656	90,501
Interest Expense (Note 7)	—	—	192,000	—
Transfer agent’s fees and expenses(a)	106,000	126,000	67,000	54,000
Custodian’s fees and expenses	96,000	82,000	76,000	48,000
Reports to shareholders	8,000	15,000	15,000	15,000
Registration fees	12,000	16,000	16,000	15,000
Legal fees and expenses	7,000	11,000	14,000	11,000
Trustees’ fees	6,000	7,000	5,000	5,000
Audit fees	11,000	11,000	11,000	8,000
Miscellaneous	9,575	7,920	6,294	5,057
Total expenses	644,655	917,950	609,950	251,558
Net investment income (loss)	2,662,828	4,122,966	2,024,507	720,505
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	2,486,510	(285,704)	240,848	—
Financial futures contracts	(1,587,132)	610,146	9,749	—
Foreign currency transactions	1,512,524	16,348	—	—
Options written	136,908	353,235	—	—
Swaps	(990,644)	248,130	1,626	—
Short sales	(1,193,985)	11,481	(138,225)	—
Tax expense on undistributed net realized capital gains	—	—	—	—
Total net realized gain (loss)	364,181	953,636	113,998	—
Net change in unrealized appreciation (depreciation) on:
Investments	(395,867)	353,278	(440,738)	—
Financial futures contracts	195,094	(1,001,481)	2,600	—
Foreign currencies	146,921	140,700	—	—
Options written	171,615	(225,563)	—	—
Swaps	1,317,911	53,315	(1,339)	—
Short sales	(72,714)	—	53,752	—
Net change in unrealized appreciation (depreciation)	1,362,960	(679,751)	(385,725)	—
Net gain (loss)	1,727,141	273,885	(271,727)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,389,969	$4,396,851	$1,752,780	$720,505
(a) Including affiliated expense of	$82,300	$100,000	49,000	$38,000

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	87

Statements of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO		LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$160,126	$1,544,276	$2,404,383	$4,966,320
Net realized gain (loss) on investment and foreign currency transactions	56,517,705	44,858,283	25,898,562	33,363,731
Net change in unrealized appreciation/ (depreciation) of investments	(67,937,234)	(34,500,918)	(19,554,148)	23,851,981
Net increase (decrease) in net assets resulting from operations	(11,259,403)	11,901,641	8,748,797	62,182,032
Dividends and Distributions (Note 1)
Dividends from net investment income	(32,985)	(1,525,007)	(407,425)	(4,679,699)
Distributions from net realized gains	—	—	(13,793,931)	—
Total distributions	(32,985)	(1,525,007)	(14,201,356)	(4,679,699)
Fund share transactions (Note 6)
Net proceeds from shares sold	18,121,763	75,709,022	16,979,890	79,263,751
Net asset value of shares issued in reinvestment of dividends and distributions	32,927	1,524,328	14,175,573	4,674,589
Cost of shares reacquired	(48,838,002)	(92,235,417)	(46,809,676)	(72,157,795)
Net increase (decrease) in net assets from Fund share transactions	(30,683,312)	(15,002,067)	(15,654,213)	11,780,545
Total increase (decrease)	(41,975,700)	(4,625,433)	(21,106,772)	69,282,878

NET ASSETS
Beginning of period	343,759,617	348,385,050	385,413,501	316,130,623
End of period(a)	301,783,917	343,759,617	364,306,729	385,413,501
(a) Includes undistributed net investment income of	$146,410	$19,269	$2,387,527	$390,569

See Notes to Financial Statements

88	THE TARGET PORTFOLIO TRUST

Statements of Changes in Net Assets (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO		SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(465,539)	$(858,372)	$874,066	$1,874,233
Net realized gain (loss) on investment and foreign currency transactions	2,081,457	8,627,807	12,287,456	14,363,197
Net change in unrealized appreciation/ (depreciation) of investments	(5,869,238)	13,062,442	(569,472)	32,107,615
Net increase (decrease) in net assets resulting from operations	(4,253,320)	20,831,877	12,592,050	48,345,045
Dividends and Distributions (Note 1)
Dividends from net investment income	—	—	(51,004)	(1,838,665)
Distributions from net realized gains	—	—	(2,576,232)	(13,095,907)
Total distributions	—	—	(2,627,236)	(14,934,572)
Fund share transactions (Note 6)
Net proceeds from shares sold	8,777,128	32,372,700	24,697,656	55,190,474
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	2,606,973	14,826,689
Cost of shares reacquired	(20,644,737)	(34,698,634)	(32,713,618)	(63,840,640)
Net increase (decrease) in net assets from Fund share transactions	(11,867,609)	(2,325,934)	(5,408,989)	6,176,523
Total increase (decrease)	(16,120,929)	18,505,943	4,555,825	39,586,996

NET ASSETS
Beginning of period	158,757,255	140,251,312	245,576,250	205,989,254
End of period(a)	142,636,326	158,757,255	250,132,075	245,576,250
(a) Includes undistributed net investment income of	$—	$—	$858,630	$35,568

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	89

Statements of Changes in Net Assets (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO		INTERNATIONAL BOND PORTFOLIO
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$2,476,749	$2,650,441	$370,996	$929,929
Net realized gain (loss) on investment and foreign currency transactions	38,907,179	20,398,105	3,488,430	(2,643,357)
Net change in unrealized appreciation/ (depreciation) of investments	(44,811,544)	7,843,538	(2,305,956)	3,325,301
Net increase (decrease) in net assets resulting from operations	(3,427,616)	30,892,084	1,553,470	1,611,873
Dividends and Distributions (Note 1)
Dividends from net investment income	(1,741,321)	(2,494,485)	(822,648)	(2,484,946)
Distributions from net realized gains	—	—	(33,394)	(456,277)
Total distributions	(1,741,321)	(2,494,485)	(856,042)	(2,941,223)
Fund share transactions (Note 6)
Net proceeds from shares sold	15,186,715	56,273,516	4,810,997	20,311,661
Net asset value of shares issued in reinvestment of dividends and distributions	1,738,598	2,472,659	855,615	2,925,531
Cost of shares reacquired	(29,285,432)	(48,752,641)	(6,741,743)	(15,555,918)
Net increase (decrease) in net assets from Fund share transactions	(12,360,119)	9,993,534	(1,075,131)	7,681,274
Total increase (decrease)	(17,529,056)	38,391,133	(377,703)	6,351,924

NET ASSETS
Beginning of period	230,299,834	191,908,701	44,905,001	38,553,077
End of period(a)	212,770,778	230,299,834	44,527,298	44,905,001
(a) Includes undistributed net investment income of	$1,171,668	$436,240	$—	$—

See Notes to Financial Statements

90	THE TARGET PORTFOLIO TRUST

Statements of Changes in Net Assets (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO		INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$2,662,828	$3,087,244	$4,122,966	$5,923,653
Net realized gain (loss) on investment and foreign currency transactions	364,181	6,530,055	953,636	5,739,511
Net change in unrealized appreciation/ (depreciation) of investments	1,362,960	(1,701,170)	(679,751)	(1,868,740)
Net increase (decrease) in net assets resulting from operations	4,389,969	7,916,129	4,396,851	9,794,424
Dividends and Distributions (Note1)
Dividends from net investment income	(2,689,415)	(7,979,590)	(4,705,009)	(7,098,116)
Distributions from net realized gains	(1,294,403)	(556,213)	(128,653)	(5,620,690)
Total distributions	(3,983,818)	(8,535,803)	(4,833,662)	(12,718,806)
Fund share transactions (Note 6)
Net proceeds from shares sold	19,789,150	68,049,223	22,260,305	77,193,471
Net asset value of shares issued in reinvestment of dividends and distributions	3,767,110	8,280,441	4,583,872	12,177,841
Cost of shares reacquired	(31,161,269)	(55,370,002)	(46,266,620)	(123,270,731)
Net increase (decrease) in net assets from Fund share transactions	(7,605,009)	20,959,662	(19,422,443)	(33,899,419)
Total increase (decrease)	(7,198,858)	20,339,988	(19,859,254)	(36,823,801)

NET ASSETS
Beginning of period	178,488,173	158,148,185	297,982,306	334,806,107
End of period(a)	171,289,315	178,488,173	278,123,052	297,982,306
(a) Includes undistributed net investment income of	$—	$—	$—	$176,503

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	91

Statements of Changes in Net Assets (Unaudited) (cont’d)

	MORTGAGE BACKED SECURITIES PORTFOLIO		U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$2,024,507	$3,587,103	$720,505	$709,120
Net realized gain (loss) on investment and foreign currency transactions	113,998	636,986	—	(406)
Net change in unrealized appreciation/ (depreciation) of investments	(385,725)	(577,504)	—	—
Net increase (decrease) in net assets resulting from operations	1,752,780	3,646,585	720,505	708,714
Dividends and Distributions (Note1)
Dividends from net investment income	(2,321,652)	(4,319,318)	(720,505)	(709,120)
Distributions from net realized gains	—	—	—	—
Total distributions	(2,321,652)	(4,319,318)	(720,505)	(709,120)
Fund share transactions (Note 6)(a)
Net proceeds from shares sold	4,496,379	23,936,870	22,728,252	131,542,846
Net asset value of shares issued in reinvestment of dividends and distributions	2,213,554	3,838,750	677,603	661,498
Cost of shares reacquired	(10,641,501)	(38,379,255)	(26,394,815)	(156,477,713)
Net increase (decrease) in net assets from Fund share transactions	(3,931,568)	(10,603,635)	(2,988,960)	(24,273,369)
Total increase (decrease)	(4,500,440)	(11,276,368)	(2,988,960)	(24,273,775)

NET ASSETS
Beginning of period	95,795,632	107,072,000	74,189,814	98,463,589
End of period(b)	91,295,192	95,795,632	71,200,854	74,189,814
(a) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio.
(b) Includes undistributed net investment income of	$—	$—	$—	$—

See Notes to Financial Statements

92	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.90		$15.39	$11.03	$16.15	$23.20	$25.68
Income (loss) from investment operations
Net investment income	.01		.07	(.01)	(.01)	.02	(.06)
Net realized and unrealized gains (losses) on investment transactions	(.51)		.51	4.37	(5.11)	(7.05)	(.68)
Total from investment operations	(.50)		.58	4.36	(5.12)	(7.03)	(.74)
Less distributions
Dividends from net investment income	—	(d)	(.07)	—	—	(.02)	—
Distributions from net realized gains	—		—	—	—	—	(1.74)
Total distributions	—	(d)	(.07)	—	—	(.02)	(1.74)
Net asset value, end of period	$15.40		$15.90	$15.39	$11.03	$16.15	$23.20

TOTAL RETURN(a)	(3.13)%		3.78%	39.53%	(31.70)%	(30.32)%	(3.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$301,784		$343,760	$348,385	$243,748	$358,429	$512,778
Average net assets (000)	$313,049		$345,413	$290,985	$297,189	$397,492	$581,198
Ratios to average net assets Expenses	.78	%(b)	.77%	.84%	.81%	.75%	.69%
Net investment income (loss)	.10	%(b)	.45%	(.09)%	(.11)%	.08%	(.25)%
Portfolio turnover rate	182	%(c)	76%	49%	66%	68%	48%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $.005 per share.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	93

Financial Highlights (Unaudited) (cont’d)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.59		$14.13	$10.49	$12.45	$12.64	$13.01
Income (loss) from investment operations
Net investment income	.11		.21	.17	.18	.19	.25
Net realized and unrealized gains (losses) on investment transactions	.31		2.45	3.64	(1.85)	(.03)	.72
Total from investment operations	.42		2.66	3.81	(1.67)	.16	.97
Less distributions
Dividends from net investment income	(.02)		(.20)	(.17)	(.17)	(.19)	(.25)
Distributions from net realized gains	(.64)		—	—	(.12)	(.16)	(1.09)
Total distributions	(.66)		(.20)	(.17)	(.29)	(.35)	(1.34)
Net asset value, end of period	$16.35		$16.59	$14.13	$10.49	$12.45	$12.64

TOTAL RETURN(a)	2.59%		18.87%	36.38%	(13.57)%	1.21%	8.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$364,307		$385,414	$316,131	$229,626	$275,208	$268,802
Average net assets (000)	$365,646		$346,319	$253,653	$253,096	$275,773	$243,008
Ratios to average net assets Expenses	.75	%(b)	.74%	.80%	.80%	.76%	.80%
Net investment income	1.33	%(b)	1.43%	1.50%	1.49%	1.51%	2.01%
Portfolio turnover rate	23	%(c)	47%	56%	56%	50%	80%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements

94	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.79		$9.38	$7.05	$10.56	$13.09	$17.47
Income (loss) from investment operations
Net investment income	(.03)		(.06)	(.06)	(.06)	(.07)	(.07)
Net realized and unrealized gains (losses) on investment transactions	(.24)		1.47	2.39	(3.45)	(2.46)	.36
Total from investment operations	(.27)		1.41	2.33	(3.51)	(2.53)	.29
Less distributions
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	(4.67)
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	—		—	—	—	—	(4.67)
Net asset value, end of period	$10.52		$10.79	$9.38	$7.05	$10.56	$13.09

TOTAL RETURN(a)	(2.50)%		15.03%	33.05%	(33.24)%	(19.33)%	1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$142,636		$158,757	$140,251	$100,868	$145,554	$182,515
Average net assets (000)	$143,262		$146,717	$116,632	$122,299	$156,654	$197,168
Ratios to average net assets Expenses	.92	%(b)	.90%	1.03%	.99%	.88%	.79%
Net investment income (loss)	(.66	)%(b)	(.58)%	(.80)%	(.74)%	(.59)%	(.49)%
Portfolio turnover rate	38	%(c)	107%	235%	153%	167%	165%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	95

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.84		$18.78	$13.23	$17.54	$16.88	$14.97
Income (loss) from investment operations
Net investment income	.08		.17	.03	.04	.09	.11
Net realized and unrealized gains (losses) on investment transactions	1.09		4.27	6.18	(1.41)	2.67	3.34
Total from investment operations	1.17		4.44	6.21	(1.37)	2.76	3.45
Less distributions
Dividends from net investment income	—	(d)	(.17)	(.03)	(.04)	(.19)	(.02)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	(.24)		(1.21)	(.63)	(2.90)	(1.91)	(1.52)
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.24)		(1.38)	(.66)	(2.94)	(2.10)	(1.54)
Net asset value, end of period	$22.77		$21.84	$18.78	$13.23	$17.54	$16.88

TOTAL RETURN(a)	5.43%		24.02%	47.10%	(8.48)%	17.23%	23.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$250,132		$245,576	$205,989	$147,930	$177,088	$152,672
Average net assets (000)	$240,116		$218,487	$161,025	$167,945	$161,663	$130,303
Ratios to average net assets
Expenses	.81	%(b)	.82%	.93%	.88%	.87%	.85%
Net investment income	.73	%(b)	.86%	.15%	.23%	.59%	.75%
Portfolio turnover rate	12	%(c)	22%	89%	95%	114%	55%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized
(d)	Less Than $.005 per Share

See Notes to Financial Statements

96	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.13		$11.53	$9.07	$10.10	$13.52	$17.37
Income (loss) from investment operations
Net investment income	.15		.15	.16	.11	.09	.17
Net realized and unrealized gains (losses) on investment transactions	(.36)		1.59	2.43	(1.14)	(3.39)	(1.87)
Total from investment operations	(.21)		1.74	2.59	(1.03)	(3.30)	(1.70)
Less distributions
Dividends from net investment income	(.10)		(.14)	(.13)	— (d)	—	(.17)
Distributions in excess of net investment income	—		—	—	—	—	(.17)
Distributions from net realized gains	—		—	—	—	(.12)	(1.81)
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.10)		(.14)	(.13)	— (d)	(.12)	(2.15)
Net asset value, end of period	$12.82		$13.13	$11.53	$9.07	$10.10	$13.52

TOTAL RETURN(a)	(1.55)%		15.23%	28.76%	(10.17)%	(24.56)%	(9.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$212,771		$230,300	$191,909	$140,392	$158,307	$227,028
Average net assets (000)	$218,934		$209,378	$153,435	$150,249	$190,106	$246,420
Ratios to average net assets
Expenses	.99	%(b)	1.00%	1.07%	1.09%	1.01%	.93%
Net investment income	2.28	%(b)	1.27%	1.69%	1.17%	.82%	.85%
Portfolio turnover rate	107	%(c)	59%	47%	55%	65%	44%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized
(d)	Less Than $.005 per Share

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	97

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL BOND PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.19		$8.45	$8.83	$7.46	$8.08	$8.48
Income (loss) from investment operations
Net investment income	.04		.26	.21	.15	.18	.32
Net realized and unrealized gains (losses) on investment transactions	.26		.05	.26	1.33	(.64)	(.45)
Total from investment operations	.30		.31	.47	1.48	(.46)	(.13)
Less distributions
Dividends from net investment income	(.16)		(.48)	(.84)	(.11)	—	—
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	(.01)		(.09)	(.01)	—	—	—
Tax return of capital distributions	—		—	—	—	(.16)	(.27)
Total distributions	(.17)		(.57)	(.85)	(.11)	(.16)	(.27)
Net asset value, end of period	$8.32		$8.19	$8.45	$8.83	$7.46	$8.08

TOTAL RETURN(a)	3.58%		3.71%	5.31%	20.14%	(5.73)%	(1.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$44,527		$44,905	$38,553	$27,648	$18,637	$19,548
Average net assets (000)	$44,545		$43,199	$32,992	$22,022	$19,235	$20,809
Ratios to average net assets
Expenses	1.46	%(b)	1.49%	1.51%	1.69%	1.83%	1.47%
Net investment income	1.68	%(b)	2.15%	1.88%	1.88%	2.31%	4.16%
Portfolio turnover rate	101	%(c)	169%	235%	238%	251%	52%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

98	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.64		$10.66	$10.73	$10.42	$10.27	$9.86
Income from investment operations
Income from investment operations	.15		.20	.33	.41	.52	.66
Net realized and unrealized gains on investment transactions	.10		.31	.33	.57	.28	.42
Total from investment operations	.25		.51	.66	.98	.80	1.08
Less distributions
Dividends from net investment income	(.15)		(.44)	(.36)	(.45)	(.54)	(.67)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	(.08)		(.09)	(.37)	(.22)	(.11)	—
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.23)		(.53)	(.73)	(.67)	(.65)	(.67)
Net asset value, end of period	$10.66		$10.64	$10.66	$10.73	$10.42	$10.27

TOTAL RETURN(a)	2.49%		4.73%	6.22%	9.65%	7.97%	11.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$171,289		$178,488	$158,148	$139,488	$106,086	$74,003
Average net assets (000)	$174,489		$170,073	$151,999	$122,888	$90,698	$67,151
Ratios to average net assets
Expenses	.75	%(b)	.75%	.76%	.75%	.78%	.79%
Net investment income	3.09	%(b)	1.82%	2.99%	3.89%	4.83%	6.23%
Portfolio turnover rate	264	%(c)	587%	445%	429%	472%	483%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	99

Financial Highlights (Unaudited) (cont’d)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.36		$10.46	$10.50	$10.23	$10.23	$9.92
Income from investment operations
Income from investment operations	.14		.19	.28	.38	.52	.63
Net realized and unrealized gains on investment transactions	.01		.14	.19	.47	.29	.34
Total from investment operations	.15		.33	.47	.85	.81	.97
Less distributions
Dividends from net investment income	(.16)		(.24)	(.34)	(.39)	(.54)	(.63)
Distributions in excess of net investment income	—		—	—	—	—	(.03)
Distributions from net realized gains	—	(d)	(.19)	(.17)	(.19)	(.27)	—
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.16)		(.43)	(.51)	(.58)	(.81)	(.66)
Net asset value, end of period	$10.35		$10.36	$10.46	$10.50	$10.23	$10.23

TOTAL RETURN(a)	1.51%		3.19%	4.58%	8.56%	8.19%	10.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$278,123		$297,982	$334,806	$333,069	$195,233	$130,715
Average net assets (000)	$287,711		$318,671	$343,466	$258,072	$167,039	$116,330
Ratios to average net assets
Expenses	.64	%(b)	.64%	.68%	.66%	.66%	.71%
Net investment income	2.89	%(b)	1.86%	2.64%	3.58%	4.91%	6.35%
Portfolio turnover rate	95	%(c)	133%	422%	377%	560%	423%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized
(d)	Less Than $.005 per Share

See Notes to Financial Statements

100	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.39		$10.45	$10.70	$10.44	$10.31	$9.97
Income (loss) from investment operations
Income from investment operations	.22		.36	.47	.56	.61	.65
Net realized and unrealized gains (losses) on investment transactions	(.03)		.02	(.24)	.27	.17	.33
Total from investment operations	.19		.38	.23	.83	.78	.98
Less distributions
Dividends from net investment income	(.25)		(.44)	(.48)	(.57)	(.65)	(.64)
Total distributions	(.25)		(.44)	(.48)	(.57)	(.65)	(.64)
Net asset value, end of period	$10.33		$10.39	$10.45	$10.70	$10.44	$10.31

TOTAL RETURN(a)	1.81%		3.68%	2.20%	8.13%	7.79%	10.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$91,295		$95,796	$107,072	$115,546	$75,502	$63,234
Average net assets (000)	$93,056		$103,055	$114,526	$94,893	$69,767	$61,771
Ratios to average net assets
Expenses	1.32	%(b)(d)	.90%	.84%	.80%	.84%	.83%
Net investment income	4.39	%(b)	3.48%	4.43%	4.43%	5.74%	6.60%
Portfolio turnover rate	62	%(c)	279%	282%	184%	72%	74%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized
(d)	The annualized expense ratio without interest expense would have been 0.91% for the six months ended June 30, 2005.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	101

Financial Highlights (Unaudited) (cont’d)

	U.S.GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gain on investment transactions	.009		.008	.007	.013	.037	.058
Dividends and distributions	(.009)		(.008)	(.007)	(.013)	(.037)	(.058)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	0.93%		0.76%	0.70%	1.31%	3.77%	5.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$71,201		$74,190	$98,464	$127,141	$154,982	$122,226
Average net assets (000)	$73,001		$94,854	$114,831	$128,550	$132,704	$93,985
Ratios to average net assets
Expenses	.69	%(b)	.59%	.52%	.45%	.51%	.56%
Net investment income	1.99	%(b)	.72%	.71%	1.31%	3.52%	5.76%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized

See Notes to Financial Statements

102	THE TARGET PORTFOLIO TRUST

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the ‘Fund’) is an open-end management investment company. The Fund was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Portfolios and their investment objectives are as follows:

•	Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•	Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•	Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•	Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•	Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•	Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•	Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

•	U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

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Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2005, the International Equity Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Certain Portfolios held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities, except for the U.S. Government Money Market Portfolio, which may hold up to 10% of its net assets in illiquid securities.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities with the Federal Reserve System).

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

Short-term securities held by the other Portfolios which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities held by the other Portfolios which mature in more than 60 days are valued at current market quotations.

104	THE TARGET PORTFOLIO TRUST

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of Securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the year, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at year end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and

THE TARGET PORTFOLIO TRUST	105

foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio and Total Return Bond Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to options. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

106	THE TARGET PORTFOLIO TRUST

Short Sales: Certain portfolios of the Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security, it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage-Backed Securities Portfolio may enter into short sales.

Swaps: A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolio may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The Total Return Bond Portfolio, International Bond Portfolio, Mortgage Backed Securities Portfolio and the Intermediate-Term Bond Portfolio may enter into swaps.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statements of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

THE TARGET PORTFOLIO TRUST	107

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income and any net capital gain (loss) daily and pays such dividends monthly. Each other Portfolio declares and pays a dividend of its net investment income, if any, at least annually. Each Portfolio except for the U.S. Government Money Market Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on exdividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Fund is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Fund, administers the Fund’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the two advisers of the equity Portfolios—the Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages approximately 50% of the assets of the respective Portfolio. In general, in order to maintain an approximately equal division of assets between the two advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows

108	THE TARGET PORTFOLIO TRUST

(i.e., redemptions and expenses items) are divided between the two advisers as PI deems appropriate. Additionally, in order to maintain an approximately equal allocation between the two subadvisers, a periodic rebalancing of each subadviser’s share of Portfolio assets may occur to account for market fluctuations. Where more than two subadvisers manage the portfolio, the division of net assets and the allocation of cash flows is as determined by PI.

Portfolio	Adviser
Large Capitalization Growth*	Goldman Sachs Asset Management LLP (“Goldman”) and Marsico Capital Management, LLC (“Marsico”)
Large Capitalization Value	J.P.Morgan Investment Management, Inc. and Hotchkis & Wiley Capital Management, LLC
Small Capitalization Growth	Westcap Investors, LLC and RS Investment Management, L.P.
Small Capitalization Value	NFJ Investment Group L.P. and EARNEST Partners, LLC (additional advisers effective July 13, 2005: Lee Munder Investments Limited and J.P. Morgan Investment Management, Inc.)
International Equity**	LSV Asset Management (“LSV”) and Thornburg Investment Management, Inc. (“Thornburg”)
International Bond, Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

*	Effective June 28, 2005, Goldman and Marsico replaced Oak Associates, Ltd. and Columbus Circle Investors.
**	Effective April 13, 2005, LSV and Thornburg replaced Lazard Asset Management.

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). PIMS serves the Fund without compensation.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

THE TARGET PORTFOLIO TRUST	109

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios pay networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing Corporation, an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations. For the six months ended June 30, 2005, the Portfolios paid networking fees as follows:

Portfolio	Total Networking Fees Incurred
Large Capitalization Growth	$100
Large Capitalization Value	300
Small Capitalization Growth	300
Small Capitalization Value	700
International Equity	600
International Bond	100
Total Return Bond	100
Intermediate-Term Bond	400
Mortgage Backed Securities	100
U.S. Government Money Market	100

For the six months ended June 30, 2005, the amount of brokerage commissions paid to Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, and Prudential Equity Group, LLC, (“PEG”), an indirect, wholly-owned subsidiary of Prudential, from portfolio transactions executed on behalf of the Portfolios were as follows:

Portfolio	Wachovia	PEG
Large Capitalization Value	$534	$439

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

110	THE TARGET PORTFOLIO TRUST

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, short sales, U.S. Government securities and written options, for the six month ended June 30, 2005, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$564,329,911	$595,624,241
Large Capitalization Value	83,649,174	112,315,587
Small Capitalization Growth	52,475,023	64,795,156
Small Capitalization Value	28,962,266	34,761,356
International Equity	229,598,333	240,710,902
International Bond	41,698,081	29,757,837
Total Return Bond	142,431,547	64,463,800
Intermediate-Term Bond	82,138,521	33,684,429
Mortgage Backed Securities	88,353,081	70,381,054

Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation (depreciation) of the Portfolios’ investments as of June 30, 2005, were as follows:

	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
Large Capitalization Growth Portfolio	$297,245,593	$9,185,627	$3,867,092	$5,318,535
Large Capitalization Value Portfolio	293,787,322	77,501,547	7,412,531	70,089,016
Small Capitalization Growth Portfolio	124,239,821	22,883,320	4,160,122	18,723,198
Small Capitalization Value Portfolio	173,662,023	78,565,608	3,335,187	75,230,421
International Equity Portfolio	210,624,869	8,588,085	8,525,260	62,825
International Bond Portfolio	52,183,602	2,736,466	126,642	2,609,824
Total Return Bond Portfolio	258,944,038	4,383,251	2,555,958	1,827,293
Intermediate-Term Bond Portfolio	287,576,331	4,366,610	3,427,381	939,229
Mortgage Backed Securities Portfolio	139,296,878	1,479,939	506,768	973,171

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

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For federal income tax purposes the following Portfolios had post-October losses incurred in the period November 1, 2004 through December 31, 2004 that they have elected to be incurred in the current fiscal year and capital loss carryforwards as of December 31, 2004. Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. The approximate amounts were as follows:

	Post-October Losses
Portfolio	Currency	Capital	Capital Loss Carryforward
Large Capitalization Growth Portfolio	—	—	$13,646,000	(a)
Small Capitalization Growth Portfolio	—	—	45,743,000	(b)
International Equity Portfolio	$102,000	—	30,095,000	(c)
International Bond Portfolio	3,614,000	—	—
Total Return Bond Portfolio	—	$251,000	—
Intermediate-Term Bond Portfolio	—	1,314,000	—
Mortgage Backed Securities Portfolio	—	—	1,609,000	(d)
U.S. Government Money Market Portfolio	—	400	—

(a)	Approximately $6,916,000 expiring in 2010 and $6,730,000 expiring in 2011.
(b)	Approximately $10,360,000 expiring in 2009, $28,653,000 expiring in 2010 and $6,730,000 expiring in 2011.
(c)	Approximately $3,060,000 expiring in 2009, $24,235,000 expiring in 2010 and $2,800,000 expiring in 2011.
(d)	Approximately $384,000 expiring in 2008, $970,000 expiring in 2011 and $255,000 expiring in 2012.

Note 6. Capital

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest during six months ended June 30, 2005 were as follows:

Portfolio	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Net Increase/ (Decrease) in Shares Outstanding
Large Capitalization Growth Portfolio	1,192,726	2,159	(3,213,632)	(2,018,747)
Large Capitalization Value Portfolio	1,039,608	885,973	(2,871,454)	(945,873)
Small Capitalization Growth Portfolio	865,628	—	(2,024,891)	(1,159,263)
Small Capitalization Value Portfolio	1,128,234	120,526	(1,503,290)	(254,530)
International Equity Portfolio	1,175,774	137,882	(2,262,214)	(948,558)
International Bond Portfolio	582,306	103,963	(815,631)	(129,362)
Total Return Bond Portfolio	1,865,096	355,812	(2,935,497)	(714,589)
Intermediate-Term Bond Portfolio	2,160,692	445,166	(4,490,566)	(1,884,708)
Mortgage Backed Securities Portfolio	434,899	214,313	(1,028,974)	(379,762)

112	THE TARGET PORTFOLIO TRUST

Transactions in shares of beneficial interest during the year ended December 31, 2004, were as follows:

Portfolio	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Net Increase/ (Decrease) in Shares Outstanding
Large Capitalization Growth Portfolio	4,993,871	99,111	(6,119,766)	(1,026,784)
Large Capitalization Value Portfolio	5,414,647	290,776	(4,845,605)	859,818
Small Capitalization Growth Portfolio	3,359,377	—	(3,601,982)	(242,605)
Small Capitalization Value Portfolio	2,777,541	706,764	(3,212,334)	271,971
International Equity Portfolio	4,804,787	210,635	(4,124,087)	891,335
International Bond Portfolio	2,404,390	358,888	(1,843,995)	919,283
Total Return Bond Portfolio	6,346,880	778,446	(5,175,584)	1,949,742
Intermediate-Term Bond Portfolio	7,378,419	1,172,608	(11,802,265)	(3,251,238)
Mortgage Backed Securities Portfolio	2,296,659	369,469	(3,699,112)	(1,032,984)

Note 7. Borrowings

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Fund’s Board of Trustees. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

The average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2005 was approximately $13,682,400 at a weighted average interest rate of approximately 2.88%. The average daily balance is for the number of days the Portfolio had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was approximately $21,800,000 as of May 31, 2005, which was 13% of total assets.

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Approval of Advisory Agreements

The Board of Trustees (the “Board”) of the Target Portfolio Trust (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. The Board, including a majority of the Independent Trustees, met on May 24, 2005 and June 23, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on March 8, 2005 and June 8, 2005.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including by not limited to the oversight of the subadvisers, as well as the provision of fund accounting, recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s

The Target Portfolio Trust

Approval of Advisory Agreements (continued)

Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers; as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust and its Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Target Portfolio Trust

The Board noted that none of the Trust’s subadvisers was affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Trust does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule is acceptable at this time.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

The Target Portfolio Trust

Approval of Advisory Agreements (continued)

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders.

Intermediate Term Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over a one-year period, and performance that was in the third quartile over three-year and five-year periods in relation to the Peer Universe. Although the Portfolio underperformed in comparison to the other mutual funds included in the Peer Universe, the Board noted that the Portfolio had outperformed when compared against its benchmark index, the Lehman Brothers Government / Credit Intermediate Bond Index, a relatively narrow bond market index, over the same time periods. The Board further noted that the Portfolio’s underperformance relative to the other mutual funds in the Peer Universe was in large part attributable to the fact that most of the other mutual funds included in the Peer Universe were managed to have risk characteristics similar to a broader benchmark index. The Portfolio was managed with less interest rate sensitivity than many of the other funds in its Peer Universe. Interest rates had consistently fallen over the past five years, and funds with greater interest rate exposure than the Portfolio have generally posted the strongest results. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The

4	The Target Portfolio Trust

Portfolio’s management fee of 0.450% ranked in the second quartile in its Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

International Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile, over one-year, three-year and five-year time periods in relation to the Peer Universe. The Board further noted, however, that the Portfolio had outperformed when compared against the appropriate benchmark index, the Citigroup World ex US (hedged) Index, over the same time periods. While expressing the view that the Portfolio’s performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser and that the Portfolio’s one-year and three-year performance was not attributable to the Portfolio’s current subadviser, Pacific Investment Management Company LLC (“PIMCO”), which had only served as the Portfolio’s subadviser since October 21, 2004. In light of this, the Board concluded that it was reasonable to allow PIMCO to create a performance record against which PIMCO should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.50% ranked in the first quartile in its Lipper 15(c) Peer Group, while its net total expense ratio of 1.485% ranked in the fourth quartile. The Board considered that the relative ranking of the Portfolio’s net total expense ratio was largely attributed to its small size in relation to other funds in the peer group, and the resulting higher fixed and other costs of doing business. The Board concluded that the management and subadvisory fees are reasonable.

International Equity Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over a one-year period and performance that was in the third quartile over three-year and five-year periods in relation to the Peer Universe. The Board noted that the Portfolio underperformed against its benchmark index, the MSCI EAFE Index over one-year and three-year periods.

While expressing the view that the Portfolio’s performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser and that the Portfolio’s

The Target Portfolio Trust	5

Approval of Advisory Agreements (continued)

performance was not attributable to the Portfolio’s current subadvisers, LSV Asset Management (LSV) and Thornburg Investment Management, Inc. (Thornburg), each of which had only served as subadvisers to the Portfolio since April 2005. In light of this, the Board concluded that it was reasonable to allow LSV and Thornburg to create a performance record against which LSV and Thornburg should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.700% ranked in the first quartile in its Lipper 15(c) Peer Group, and was the lowest fee among the mutual funds included in the Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Large Capitalization Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over a one-year period, performance that was in the second quartile over a three-year period and performance that was in the second quartile over a five-year period in relation to the Peer Universe. The Board further noted that although the Portfolio underperformed against its benchmark index over a one-year period, the Portfolio had outperformed against its benchmark index over three-year and five-year periods.

Although the Board expressed the view that it was dissatisfied with the Portfolio’s historical performance, the Board noted that PI had taken steps to address the Portfolio’s performance issues by recommending, and the Board approved, the replacement of the Portfolio’s current subadvisers (Oak Associates and Columbus Circle Investors) with Marsico Capital Management LLC (“Marsico”) and Goldman Sachs Asset Management, LP (“GSAM”). The Board noted that Marsico and GSAM were expected to assume responsibility for managing the Portfolio’s assets shortly.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.600% ranked in the first quartile in its Lipper 15(c) Peer Group, and was the lowest fees charged among all of the mutual funds included in the Lipper 15(c)Peer Group. The Portfolio’s net total expense ratio of 0.771% also ranked in the first quartile. The Board concluded that the management and subadvisory fees are reasonable.

6	The Target Portfolio Trust

Large Capitalization Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over one-year, three-year and five-year periods in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board further noted that the Portfolio outperformed against its benchmark index over a one-year period, and that the Portfolio had outperformed against its benchmark index, the Russell 1000 Value Index, over the same time periods. The Board also reviewed the separate performance records of the two “sleeves” of the Portfolio managed by Hotchkis and Wiley Capital Management LLC and J.P. Morgan Investment Management, Inc. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.600% ranked in the first quartile in its Lipper 15(c) Peer Group, and was the lowest fee charged among all of the mutual funds included in the Lipper 15(c) Peer Group. The Board approved an additional breakpoint in the subadvisory fee rate payable to J.P. Morgan Investment Management, Inc. The Board concluded that the management and subadvisory fees are reasonable.

Mortgage Backed Securities Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year, three-year and five-year periods in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.450% ranked in the first quartile in its Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Small Capitalization Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period, performance that was in the third quartile over a three-year period, and performance that was in the third quartile over a five-year period in relation to the Peer Universe. The Board further noted that although the Portfolio outperformed against its benchmark index, the Russell 2000 Growth Index, over one-year and five-year periods, the Portfolio had underperformed against its

The Target Portfolio Trust	7

Approval of Advisory Agreements (continued)

benchmark over a three-year period. The Board also reviewed the separate performance records of the two “sleeves” of the Fund managed by RS Investments, LP (“RS”) and Westcap Investors (“Westcap”).

While expressing the view that the Portfolio’s performance over three-year and five-year periods was disappointing, the Board noted that RS and Westcap had assumed responsibility for managing the Portfolio’s assets in 2003, and that the Portfolio’s performance had exceeded its benchmark and was in the first quartile in its Peer Universe for the quarter ended December 31, 2004. The Board determined that the Portfolio’s performance since RS and Westcap assumed subadvisory responsibilities was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.600% ranked in the first quartile in its Lipper 15(c) Peer Group, and was the lowest fee charged among all of the mutual funds included in the Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Small Capitalization Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year and three-year periods and performance that was in the first quartile over a five-year period in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board noted that the Portfolio outperformed against its benchmark index over the same time periods. The Board noted that two of the subadvisers, Lee Munder Investments, Ltd. and J.P. Morgan Investment Management, Inc. had been approved as new subadvisers for the Portfolio at a previous meeting of the Board, but that they had not yet assumed responsibility for managing Portfolio assets. As a result, the Board only reviewed the separate performance records of the Portfolio’s current subadvisers, EARNEST Partners LLC and NFJ Investment Group, with respect to the “sleeves” of the Portfolio managed by each of the Subadvisers. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.600% ranked in the first quartile in its Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

8	The Target Portfolio Trust

Total Return Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over one-year, three-year and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio had outperformed when compared against its benchmark over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.450% ranked in the second quartile in its Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

U.S. Government Money Market Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period and net performance that was in the first quartile over three-year and five-year periods in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. The Portfolio’s management fee of 0.250% ranked in the first quartile in its Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

The Target Portfolio Trust	9

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Trust’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan,
Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	EARNEST Partners, LLC	75 14th Street Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management LP	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management Inc.	522 Fifth Avenue New York, NY 10036

Effective July 13, 2005:	Lee Munder Investments Ltd.	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

	Westcap Investors, LLC	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth	TALGX	875921207	Large Capitalization Value	TALVX	875921108
Small Capitalization Growth	TASGX	875921405	Small Capitalization Value	TASVX	875921306
International Equity	TAIEX	875921504	International Bond	TIBPX	875921876
Total Return Bond	TATBX	875921884	Intermediate-Term Bond	TAIBX	875921801
Mortgage Backed Securities	TGMBX	875921702	U.S. Government Money Market	PUGXX	875921603

An investor should consider the investment objectives, risks, charges, and expenses of a Portfolio carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Trust’s portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Trust can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at The TARGET Portfolio Trust, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Trust Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Trust will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.prudential.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth	TALGX	875921207	Large Capitalization Value	TALVX	875921108
Small Capitalization Growth	TASGX	875921405	Small Capitalization Value	TASVX	875921306
International Equity	TAIEX	875921504	International Bond	TIBPX	875921876
Total Return Bond	TATBX	875921884	Intermediate-Term Bond	TAIBX	875921801
Mortgage Backed Securities	TGMBX	875921702	U.S. Govt Money Market	PUGXX	875921603

TMF158E2    IFS-A107721    Ed. 08/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.